PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 3.6%
29,372	(1)	Advantage Solutions, Inc.	$254,068	0.0
201,788	(1),(2)	AMC Entertainment Holdings, Inc.	7,680,051	0.7
11,426	(1),(2)	AMC Networks, Inc.	532,337	0.1
4,599	(1),(2)	Anterix, Inc.	279,159	0.0
4,849		ATN International, Inc.	227,176	0.0
8,855	(1)	Bandwidth, Inc.	799,429	0.1
6,824	(1)	Boston Omaha Corp.	264,635	0.0
12,399	(1)	Cardlytics, Inc.	1,040,772	0.1
36,700	(1)	Cargurus, Inc.	1,152,747	0.1
27,608	(1)	Cars.com, Inc.	349,241	0.0
3,430	(1)	Chicken Soup For The Soul Entertainment, Inc.	78,444	0.0
43,054	(1),(2)	Cinemark Holdings, Inc.	827,067	0.1
143,217	(1)	Clear Channel Outdoor Holdings, Inc.	388,118	0.0
16,882	(2)	Cogent Communications Holdings, Inc.	1,195,921	0.1
27,555	(1)	comScore, Inc.	107,464	0.0
30,094	(1)	Consolidated Communications Holdings, Inc.	276,564	0.0
10,291	(1),(2)	CuriosityStream, Inc.	108,467	0.0
516	(1)	Daily Journal Corp.	165,311	0.0
15,580	(1)	EchoStar Corp.	397,446	0.0
49,679	(1)	Entercom Communications Corp.	182,819	0.0
25,769		Entravision Communications Corp.	182,960	0.0
127,151	(1)	Eros STX Global Corp.	116,915	0.0
29,182	(1)	Eventbrite, Inc.	551,832	0.1
7,444	(1)	EverQuote, Inc.	138,682	0.0
23,098		EW Scripps Co.	417,150	0.1
51,164	(1),(2)	fuboTV, Inc.	1,225,889	0.1
56,075	(1),(2)	Gannett Co., Inc.	374,581	0.0
233,289	(1)	Globalstar, Inc.	389,593	0.0
23,385	(1),(2)	Gogo, Inc.	404,560	0.0
34,072		Gray Television, Inc.	777,523	0.1
8,000	(1)	IDT Corp.	335,600	0.0
43,789	(1)	iHeartMedia, Inc.	1,095,601	0.1
20,370	(1)	Imax Corp.	386,623	0.0
5,018	(1)	Integral Ad Science Holding Corp.	103,521	0.0
46,240	(1)	Iridium Communications, Inc.	1,842,664	0.2
17,074	(1),(2)	j2 Global, Inc.	2,332,650	0.2
16,707		John Wiley & Sons, Inc.	872,272	0.1
68,916	(1)	Liberty Latin America Ltd.	904,178	0.1
8,572	(1)	Liberty Latin America Ltd. - Class A	112,122	0.0
19,129	(1)	Liberty Media Corp.- Liberty Braves C Tracking Stock	505,388	0.1
30,143	(1)	Liberty TripAdvisor Holdings, Inc.	93,142	0.0
22,050	(1)	Lions Gate Entertainment Corp. - Class A	312,889	0.0
45,410	(1)	Lions Gate Entertainment Corp. - Class B	590,330	0.1
22,066	(1),(2)	LiveXLive Media, Inc.	65,977	0.0
5,154		Loral Space & Communications, Inc.	221,674	0.0
9,586	(1)	Madison Square Garden Entertainment Corp.	696,615	0.1
49,911	(1)	Magnite, Inc.	1,397,508	0.1
9,715	(1)	Marcus Corp.	169,527	0.0
8,167	(1)	MediaAlpha, Inc.	152,560	0.0
15,654	(1)	Meredith Corp.	871,928	0.1
24,833		National CineMedia, Inc.	88,405	0.0
9,156	(1)	Ooma, Inc.	170,393	0.0
20,382	(1)	QuinStreet, Inc.	357,908	0.0
19,419	(1)	Radius Global Infrastructure, Inc.	317,112	0.0
10,708		Scholastic Corp.	381,740	0.0
19,277		Shenandoah Telecommunications Co.	608,768	0.1
18,210		Sinclair Broadcast Group, Inc.	576,893	0.1
25,516	(1)	Stagwell, Inc.	195,708	0.0
9,976	(1)	TechTarget, Inc.	822,222	0.1
86,500		TEGNA, Inc.	1,705,780	0.2
37,780		Telephone & Data Systems, Inc.	736,710	0.1
3,104	(1)	Thryv Holdings, Inc.	93,244	0.0
41,989	(1)	TrueCar, Inc.	174,674	0.0
5,222	(1)	United States Cellular Corp.	166,530	0.0
20,901	(1)	WideOpenWest, Inc.	410,705	0.0
28,386	(1)	Yelp, Inc.	1,057,095	0.1
			41,813,577	3.6

		Consumer Discretionary: 11.3%
10,451	(1)	1-800-Flowers.com, Inc.	318,860	0.0
27,893	(1)	2U, Inc.	936,368	0.1
12,842		Aaron's Co., Inc./The	353,669	0.0
23,882	(1)	Abercrombie & Fitch Co. - Class A	898,680	0.1
29,044	(1)	Academy Sports & Outdoors, Inc.	1,162,341	0.1
23,251	(1)	Accel Entertainment, Inc.	282,267	0.0
13,284		Acushnet Holdings Corp.	620,363	0.1
36,746	(1)	Adient plc	1,523,122	0.1
19,796	(1)	Adtalem Global Education, Inc.	748,487	0.1
44,633	(1)	American Axle & Manufacturing Holdings, Inc.	393,217	0.0
59,395	(2)	American Eagle Outfitters, Inc.	1,532,391	0.1
5,663	(1)	American Outdoor Brands, Inc.	139,083	0.0
7,009	(1)	American Public Education, Inc.	179,500	0.0
2,457	(1)	America's Car-Mart, Inc.	286,928	0.0
33,121	(1),(2)	AMMO, Inc.	203,694	0.0
10,905	(1),(2)	Arcimoto, Inc.	124,644	0.0
41,900	(1)	Arko Corp.	423,190	0.1
7,492	(1)	Asbury Automotive Group, Inc.	1,473,976	0.1
9,858	(1),(2)	Aterian, Inc.	106,762	0.0
12,753	(1)	Bally's Corp.	639,435	0.1
15,185	(1),(2)	Barnes & Noble Education, Inc.	151,698	0.0
3,353		Bassett Furniture Industries, Inc.	60,723	0.0
11,762	(1)	Beazer Homes USA, Inc.	202,894	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

40,854	(1)	Bed Bath & Beyond, Inc.	705,753	0.1
8,050	(2)	Big 5 Sporting Goods Corp.	185,472	0.0
13,627		Big Lots, Inc.	590,867	0.1
9,084	(1)	BJ's Restaurants, Inc.	379,348	0.0
35,001	(1)	Bloomin Brands, Inc.	875,025	0.1
6,112	(1)	Bluegreen Vacations Holding Corp.	157,690	0.0
11,539	(1)	Boot Barn Holdings, Inc.	1,025,471	0.1
17,882	(1)	Brinker International, Inc.	877,112	0.1
11,916	(2)	Buckle, Inc.	471,754	0.1
14,808		Caleres, Inc.	329,034	0.0
44,757	(1)	Callaway Golf Co.	1,236,636	0.1
16,730		Camping World Holdings, Inc.	650,295	0.1
41,171	(1),(2)	Canoo, Inc.	316,605	0.0
26,880	(1),(2)	CarLotz, Inc.	102,413	0.0
18,566	(1),(2)	CarParts.com, Inc.	289,815	0.0
6,759		Carriage Services, Inc.	301,384	0.0
11,798	(1)	Casper Sleep, Inc.	50,377	0.0
8,168		Cato Corp.	135,099	0.0
3,755	(1)	Cavco Industries, Inc.	888,959	0.1
10,899	(1)	Century Casinos, Inc.	146,810	0.0
11,993		Century Communities, Inc.	736,970	0.1
17,748	(1)	Cheesecake Factory	834,156	0.1
47,050	(1)	Chico's FAS, Inc.	211,254	0.0
5,498	(1)	Childrens Place, Inc./The	413,779	0.1
8,063	(1)	Chuy's Holdings, Inc.	254,226	0.0
3,518	(1)	Citi Trends, Inc.	256,673	0.0
9,993		Clarus Corp.	256,121	0.0
7,051	(1)	Conn's, Inc.	160,974	0.0
13,066	(1)	Container Store Group, Inc.	124,388	0.0
6,520	(1)	Cooper-Standard Holdings, Inc.	142,853	0.0
22,046	(1)	Coursera, Inc.	697,756	0.1
9,357		Cracker Barrel Old Country Store, Inc.	1,308,483	0.1
23,889	(1)	CROCS, Inc.	3,427,594	0.3
55,739		Dana, Inc.	1,239,635	0.1
17,035	(1)	Dave & Buster's Entertainment, Inc.	652,952	0.1
13,061		Del Taco Restaurants, Inc.	114,023	0.0
24,804	(1)	Denny's Corp.	405,297	0.0
24,000	(1)	Designer Brands, Inc.	334,320	0.0
2,339	(2)	Dillards, Inc.	403,524	0.0
6,582	(1)	Dine Brands Global, Inc.	534,524	0.1
10,497	(1)	Dorman Products, Inc.	993,751	0.1
33,089	(1)	Drive Shack, Inc.	92,980	0.0
5,186	(1)	Duluth Holdings, Inc.	70,685	0.0
8,855	(1)	El Pollo Loco Holdings, Inc.	149,649	0.0
4,455		Escalade, Inc.	84,244	0.0
4,534	(1),(2)	Esports Technologies, Inc.	152,206	0.0
9,314		Ethan Allen Interiors, Inc.	220,742	0.0
3,274	(1)	European Wax Center, Inc.	91,705	0.0
33,862	(1)	Everi Holdings, Inc.	818,783	0.1
6,848	(1)	F45 Training Holdings, Inc.	102,446	0.0
7,760	(1)	Fiesta Restaurant Group, Inc.	85,050	0.0
63,795	(1),(2)	Fisker, Inc.	934,597	0.1
2,489		Flexsteel Industries, Inc.	76,860	0.0
18,895	(1)	Fossil Group, Inc.	223,906	0.0
16,326	(1)	Fox Factory Holding Corp.	2,359,760	0.2
11,235		Franchise Group, Inc.	397,831	0.0
12,924	(1)	Full House Resorts, Inc.	137,124	0.0
10,704	(1)	Funko, Inc.	194,920	0.0
15,388	(1)	GAN Ltd.	228,820	0.0
5,816	(1)	Genesco, Inc.	335,758	0.0
110,719	(1)	Genius Brands International, Inc.	150,578	0.0
13,053	(1)	Gentherm, Inc.	1,056,379	0.1
17,898	(1)	G-III Apparel Group Ltd.	506,513	0.1
7,091	(1)	Golden Entertainment, Inc.	348,097	0.0
14,256	(1)	Golden Nugget Online Gaming, Inc.	247,627	0.0
107,161	(1)	Goodyear Tire & Rubber Co.	1,896,750	0.2
49,310	(1)	GoPro, Inc.	461,542	0.1
1,468		Graham Holdings Co.	864,887	0.1
12,116	(1)	Green Brick Partners, Inc.	248,620	0.0
6,834		Group 1 Automotive, Inc.	1,283,972	0.1
9,300	(1),(2)	Groupon, Inc.	212,133	0.0
21,348	(1),(2)	GrowGeneration Corp.	526,655	0.1
16,228		Guess?, Inc.	340,950	0.0
21,835	(1),(2)	Hall of Fame Resort & Entertainment Co.	57,863	0.0
6,655		Haverty Furniture Cos., Inc.	224,340	0.0
9,436	(1)	Helen of Troy Ltd.	2,120,080	0.2
6,271		Hibbett, Inc.	443,611	0.1
33,109	(1)	Hilton Grand Vacations, Inc.	1,574,995	0.1
5,088		Hooker Furnishings Corp.	137,325	0.0
49,999	(1)	Houghton Mifflin Harcourt Co.	671,487	0.1
1,988	(1)	Hovnanian Enterprises, Inc.	191,623	0.0
9,341		Installed Building Products, Inc.	1,000,888	0.1
39,577	(1)	International Game Technology PLC	1,041,667	0.1
10,999	(1),(2)	iRobot Corp.	863,421	0.1
8,710		Jack in the Box, Inc.	847,744	0.1
2,282		Johnson Outdoors, Inc.	241,436	0.0
32,943		KB Home	1,282,142	0.1
5,326	(1),(2)	Kirkland's, Inc.	102,312	0.0
20,361		Kontoor Brands, Inc.	1,017,032	0.1
7,339	(1),(2)	Krispy Kreme, Inc.	102,746	0.0
1,608	(1)	Kura Sushi USA, Inc.	70,237	0.0
5,667	(1)	Lands' End, Inc.	133,401	0.0
9,336	(1)	Latham Group, Inc.	153,110	0.0
39,802	(1)	Laureate Education Inc.- Class A	676,236	0.1
17,903		La-Z-Boy, Inc.	577,014	0.1
9,621		LCI Industries	1,295,275	0.1
8,682	(1)	LGI Homes, Inc.	1,232,063	0.1
5,187		Lifetime Brands, Inc.	94,352	0.0
11,937	(1),(2)	Lindblad Expeditions Holdings, Inc.	174,161	0.0
10,763	(1)	Liquidity Services, Inc.	232,588	0.0
38,582	(1),(2)	Lordstown Motors Corp.	307,884	0.0
4,943	(1)	Lovesac Co/The	326,683	0.0
11,742	(1)	Lumber Liquidators Holdings, Inc.	219,341	0.0
11,503	(1)	M/I Homes, Inc.	664,873	0.1
121,715		Macy's, Inc.	2,750,759	0.3
8,222	(1)	Malibu Boats, Inc.	575,376	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

8,317	(1)	MarineMax, Inc.	403,541	0.0
7,658	(1)	MasterCraft Boat Holdings, Inc.	192,063	0.0
22,708		MDC Holdings, Inc.	1,060,918	0.1
14,719	(1)	Meritage Homes Corp.	1,427,743	0.1
20,425	(1)	Modine Manufacturing Co.	231,415	0.0
5,414	(1)	Monarch Casino & Resort, Inc.	362,684	0.0
13,223		Monro, Inc.	760,455	0.1
7,860	(1)	Motorcar Parts of America, Inc.	153,270	0.0
6,308		Movado Group, Inc.	198,639	0.0
9,383		Murphy USA, Inc.	1,569,401	0.1
31,755	(1)	National Vision Holdings, Inc.	1,802,731	0.2
11,841	(1),(2)	Nautilus, Inc.	110,240	0.0
2,168	(1)	NEOGAMES SA	79,609	0.0
17,158	(1)	Noodles & Co.	202,464	0.0
18,566	(1)	ODP Corp./The	745,611	0.1
8,029	(1)	ONE Group Hospitality, Inc./The	85,830	0.0
20,794	(1)	OneSpaWorld Holdings Ltd.	207,316	0.0
4,187		OneWater Marine, Inc.	168,359	0.0
16,858	(1)	Overstock.com, Inc.	1,313,575	0.1
6,307		Oxford Industries, Inc.	568,702	0.1
12,906		Papa Johns International, Inc.	1,638,933	0.2
43,133	(1)	Party City Holdco, Inc.	306,244	0.0
9,040		Patrick Industries, Inc.	753,032	0.1
29,036	(1)	Perdoceo Education Corp.	306,620	0.0
7,977	(2)	PetMed Express, Inc.	214,342	0.0
11,451	(1)	PlayAGS, Inc.	90,234	0.0
9,395	(1)	PLBY Group, Inc.	221,440	0.0
29,667	(1),(2)	Porch Group, Inc.	524,513	0.1
15,955	(1)	PowerSchool Holdings, Inc.	392,653	0.0
21,125	(1)	Purple Innovation, Inc.	444,047	0.1
35,461	(1)	Quotient Technology, Inc.	206,383	0.0
3,416		RCI Hospitality Holdings, Inc.	234,030	0.0
30,667	(1),(2)	The RealReal, Inc.	404,191	0.0
6,531	(1)	Red Robin Gourmet Burgers, Inc.	150,605	0.0
24,423	(1)	Red Rock Resorts, Inc.	1,250,946	0.1
9,565	(1)	Regis Corp.	33,286	0.0
25,619		Rent-A-Center, Inc.	1,440,044	0.1
14,043	(1)	Revolve Group, Inc.	867,436	0.1
2,995		Rocky Brands, Inc.	142,592	0.0
21,181	(1)	Rush Street Interactive, Inc.	406,887	0.0
13,868	(1)	Ruth's Hospitality Group, Inc.	287,206	0.0
44,097	(1)	Sally Beauty Holdings, Inc.	743,034	0.1
37,438	(1)	Scientific Games Corp.	3,109,975	0.3
20,191	(1)	SeaWorld Entertainment, Inc.	1,116,966	0.1
14,551	(1)	Shake Shack, Inc.	1,141,671	0.1
23,632	(1),(2)	Shift Technologies, Inc.	164,006	0.0
7,480		Shoe Carnival, Inc.	242,502	0.0
9,237		Shutterstock, Inc.	1,046,737	0.1
20,343	(2)	Signet Jewelers Ltd.	1,606,283	0.2
20,823	(1)	Skyline Champion Corp.	1,250,629	0.1
9,071	(1)	Sleep Number Corp.	847,957	0.1
18,866		Smith & Wesson Brands, Inc.	391,658	0.0
8,778	(2)	Sonic Automotive, Inc.	461,196	0.1
47,006	(1)	Sonos, Inc.	1,521,114	0.1
16,562	(1)	Sportsman's Warehouse Holdings, Inc.	291,491	0.0
6,886	(1)	Stamps.com, Inc.	2,270,934	0.2
8,359		Standard Motor Products, Inc.	365,372	0.0
32,078		Steven Madden Ltd.	1,288,252	0.1
23,108	(1)	Stitch Fix, Inc.	923,165	0.1
11,035	(1)	Stoneridge, Inc.	225,004	0.0
9,831		Strategic Education, Inc.	693,086	0.1
16,304	(1)	Stride, Inc.	585,966	0.1
6,815		Sturm Ruger & Co., Inc.	502,811	0.1
4,804		Superior Group of Cos, Inc.	111,885	0.0
47,392	(1)	Taylor Morrison Home Corp.	1,221,766	0.1
27,112	(1)	Tenneco, Inc.	386,888	0.0
27,019		Texas Roadhouse, Inc.	2,467,645	0.2
10,077		Tilly's, Inc.	141,179	0.0
4,633	(1)	Torrid Holdings, Inc.	71,487	0.0
7,901	(1)	Traeger, Inc.	165,368	0.0
4,841	(1)	TravelCenters of America, Inc.	241,033	0.0
45,087	(1)	Tri Pointe Homes, Inc.	947,729	0.1
19,633	(1)	Tupperware Brands Corp.	414,649	0.1
6,016	(1)	Unifi, Inc.	131,931	0.0
5,309	(1)	Universal Electronics, Inc.	261,468	0.0
26,853	(1)	Urban Outfitters, Inc.	797,266	0.1
10,248	(1)	Vera Bradley, Inc.	96,434	0.0
22,453	(1)	Vista Outdoor, Inc.	905,080	0.1
10,757	(1)	Visteon Corp.	1,015,353	0.1
35,884	(1)	Vivint Smart Home, Inc.	339,104	0.0
6,888	(1)	VOXX International Corp.	78,868	0.0
23,071	(1),(2)	Vuzix Corp.	241,323	0.0
5,128	(1),(2)	Weber, Inc.	90,202	0.0
11,587		Wingstop, Inc.	1,899,457	0.2
1,307		Winmark Corp.	281,044	0.0
12,708		Winnebago Industries	920,695	0.1
31,781		Wolverine World Wide, Inc.	948,345	0.1
47,366	(1),(2)	Workhorse Group, Inc.	362,350	0.0
20,548	(1)	WW International, Inc.	375,001	0.0
14,215	(1)	XL Fleet Corp.	87,564	0.0
2,846	(1)	Xometry, Inc.	164,129	0.0
7,160	(1)	XPEL, Inc.	543,158	0.1
8,612	(1)	Zumiez, Inc.	342,413	0.0
			131,089,151	11.3

		Consumer Staples: 3.2%
65,610	(1),(2)	22nd Century Group, Inc.	194,206	0.0
12,936		Andersons, Inc.	398,817	0.0
24,843	(1),(2)	AppHarvest, Inc.	161,976	0.0
25,299	(2)	B&G Foods, Inc.	756,187	0.1
32,293	(1),(2)	Beauty Health Co/The	838,649	0.1
16,244	(1)	BellRing Brands, Inc.	499,503	0.1
53,361	(1)	BJ's Wholesale Club Holdings, Inc.	2,930,586	0.3
6,862		Calavo Growers, Inc.	262,403	0.0
14,622		Cal-Maine Foods, Inc.	528,732	0.1
20,731	(1)	Celsius Holdings, Inc.	1,867,656	0.2
20,447	(1)	Central Garden & Pet Co. - Class A - CENTA	879,221	0.1
12,253	(1)	Chefs' Warehouse Holdings, Inc.	399,080	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

1,904	(2)	Coca-Cola Consolidated, Inc.	750,519	0.1
8,112	(1),(2)	Duckhorn Portfolio, Inc./The	185,684	0.0
21,682		Edgewell Personal Care Co.	787,057	0.1
19,330	(1)	elf Beauty, Inc.	561,537	0.1
25,748		Energizer Holdings, Inc.	1,005,459	0.1
13,046		Fresh Del Monte Produce, Inc.	420,342	0.0
14,706	(1)	HF Foods Group, Inc.	88,971	0.0
9,190	(1),(2)	Honest Co., Inc./The	95,392	0.0
51,293	(1)	Hostess Brands, Inc.	890,959	0.1
6,033	(2)	Ingles Markets, Inc.	398,359	0.0
7,464		Inter Parfums, Inc.	558,083	0.1
5,698		J&J Snack Foods Corp.	870,768	0.1
3,715		John B Sanfilippo & Son, Inc.	303,590	0.0
2,947	(1),(2)	Laird Superfood, Inc.	56,229	0.0
7,075	(2)	Lancaster Colony Corp.	1,194,331	0.1
11,897	(1)	Landec Corp.	109,690	0.0
6,759		Limoneira Co.	109,293	0.0
4,610		Medifast, Inc.	888,070	0.1
5,634		MGP Ingredients, Inc.	366,773	0.0
14,498	(1)	Mission Produce, Inc.	266,473	0.0
9,468		National Beverage Corp.	496,975	0.1
51,449	(1)	NewAge, Inc.	71,514	0.0
19,405		Nu Skin Enterprises, Inc.	785,320	0.1
58,619	(1)	Performance Food Group Co.	2,723,439	0.2
9,354		Pricesmart, Inc.	725,403	0.1
61,293		Primo Water Corp.	963,526	0.1
22,081	(1)	Rite Aid Corp.	313,550	0.0
7,859		Sanderson Farms, Inc.	1,479,064	0.1
2,730	(1)	Seneca Foods Corp.	131,641	0.0
33,395	(1)	Simply Good Foods Co/The	1,151,794	0.1
14,815		SpartanNash Co.	324,449	0.0
45,508	(1)	Sprouts Farmers Market, Inc.	1,054,420	0.1
17,794	(1),(2)	Tattooed Chef, Inc.	327,943	0.0
6,908	(2)	Tootsie Roll Industries, Inc.	210,211	0.0
19,780	(1)	TreeHouse Foods, Inc.	788,826	0.1
5,526		Turning Point Brands, Inc.	263,867	0.0
21,801	(1)	United Natural Foods, Inc.	1,055,604	0.1
9,998		Universal Corp.	483,203	0.0
4,945	(1),(2)	USANA Health Sciences, Inc.	455,929	0.0
21,923		Utz Brands, Inc.	375,541	0.0
57,367		Vector Group Ltd.	731,429	0.1
25,008	(1)	Veru, Inc.	213,318	0.0
9,489	(1)	Vital Farms, Inc.	166,722	0.0
5,431	(2)	WD-40 Co.	1,257,168	0.1
6,230		Weis Markets, Inc.	327,387	0.0
13,642	(1)	Whole Earth Brands, Inc.	157,565	0.0
			36,660,403	3.2

		Energy: 4.4%
10,168	(1)	Aemetis, Inc.	185,871	0.0
28,100	(1)	Alto Ingredients, Inc.	138,814	0.0
1,251		Altus Midstream Co.	86,357	0.0
111,090	(1)	Antero Resources Corp.	2,089,603	0.2
5,978	(1)	Arch Resources, Inc.	554,460	0.1
50,995		Archrock, Inc.	420,709	0.0
8,651	(1)	Aspen Aerogels, Inc.	398,033	0.0
28,613		Berry Corp.	206,300	0.0
12,075		Bonanza Creek Energy, Inc.	578,393	0.1
17,535		Brigham Minerals, Inc.	335,971	0.0
7,736	(1)	Bristow Group, Inc.	246,237	0.0
20,836		Cactus, Inc.	785,934	0.1
32,227	(1)	California Resources Corp.	1,321,307	0.1
15,743	(1),(2)	Callon Petroleum Co.	772,666	0.1
71,062	(1),(2)	Centennial Resource Development, Inc./DE	476,115	0.1
3,758	(1),(2)	Centrus Energy Corp.	145,284	0.0
79,093	(1)	ChampionX Corp.	1,768,519	0.2
37,761		Chesapeake Energy Corp.	2,325,700	0.2
59,586	(1),(2)	Clean Energy Fuels Corp.	485,626	0.1
84,117	(1)	CNX Resources Corp.	1,061,557	0.1
35,358	(1)	Comstock Resources, Inc.	365,955	0.0
13,383	(1)	CONSOL Energy, Inc.	348,226	0.0
58,285	(1)	Contango Oil & Gas Co.	266,362	0.0
12,308		CVR Energy, Inc.	205,051	0.0
26,052		Delek US Holdings, Inc.	468,154	0.1
19,702	(1)	Denbury, Inc.	1,384,066	0.1
55,062		DHT Holdings, Inc.	359,555	0.0
7,282	(1)	DMC Global, Inc.	268,779	0.0
12,659		Dorian L.P.G Ltd.	157,098	0.0
14,528	(1)	Dril-Quip, Inc.	365,815	0.0
9,921	(1)	Earthstone Energy, Inc.	91,273	0.0
58,085	(1),(2)	Energy Fuels, Inc./Canada	407,757	0.0
158,033		Equitrans Midstream Corp.	1,602,455	0.1
6,152	(1)	Extraction Oil & Gas, Inc.	347,280	0.0
14,919		Falcon Minerals Corp.	70,119	0.0
66,394	(1)	Frank's International N.V.	195,198	0.0
47,268	(2)	Frontline Ltd./Bermuda	442,901	0.0
3,510	(1)	FTS International, Inc.	86,346	0.0
75,196	(1),(2)	Gevo, Inc.	499,301	0.1
40,229	(1)	Golar LNG Ltd.	521,770	0.1
17,921	(1)	Green Plains, Inc.	585,121	0.1
56,243	(1),(2)	Helix Energy Solutions Group, Inc.	218,223	0.0
40,443		Helmerich & Payne, Inc.	1,108,543	0.1
17,450		International Seaways, Inc.	317,939	0.0
158,296	(1)	Kosmos Energy Ltd.	468,556	0.1
4,917	(1)	Laredo Petroleum, Inc.	398,621	0.0
35,069	(1)	Liberty Oilfield Services, Inc.	425,387	0.0
54,817	(2)	Magnolia Oil & Gas Corp.	975,194	0.1
43,052		Matador Resources Co.	1,637,698	0.2
57,082		Murphy Oil Corp.	1,425,338	0.1
2,862	(1)	Nabors Industries Ltd.	276,126	0.0
12,930	(1),(2)	National Energy Services Reunited Corp.	161,884	0.0
36,924	(1)	Newpark Resources, Inc.	121,849	0.0
67,375	(1)	NexTier Oilfield Solutions, Inc.	309,925	0.0
62,152	(2)	Nordic American Tankers Ltd.	159,109	0.0
19,865		Northern Oil and Gas, Inc.	425,111	0.0
7,965		Oasis Petroleum, Inc.	791,880	0.1
39,343	(1)	Oceaneering International, Inc.	524,049	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

24,385	(1)	Oil States International, Inc.	155,820	0.0
101,764		Ovintiv, Inc.	3,346,000	0.3
17,294	(1)	Par Pacific Holdings, Inc.	271,862	0.0
74,174		Patterson-UTI Energy, Inc.	667,566	0.1
38,757	(1),(2)	PBF Energy, Inc.	502,678	0.1
38,830		PDC Energy, Inc.	1,840,154	0.2
30,735	(1)	Peabody Energy Corp.	454,571	0.1
6,530	(1)	Penn Virginia Corp.	174,155	0.0
32,488	(1)	ProPetro Holding Corp.	281,021	0.0
93,006	(1)	Range Resources Corp.	2,104,726	0.2
17,303	(1)	Renewable Energy Group, Inc.	868,611	0.1
2,169	(1)	REX American Resources Corp.	173,238	0.0
27,535	(1)	RPC, Inc.	133,820	0.0
19,083		Scorpio Tankers, Inc.	353,799	0.0
25,345	(1)	Select Energy Services, Inc.	131,541	0.0
39,417		SFL Corp. Ltd.	330,314	0.0
46,408		SM Energy Co.	1,224,243	0.1
11,545		Solaris Oilfield Infrastructure, Inc.	96,285	0.0
264,641	(1)	Southwestern Energy Co.	1,466,111	0.1
14,275	(1)	Talos Energy, Inc.	196,567	0.0
27,909	(1),(2)	Teekay Corp.	102,147	0.0
8,947	(1),(2)	Teekay Tankers Ltd.	130,000	0.0
142,530	(1),(2)	Tellurian, Inc.	557,292	0.1
48,556	(1)	Tetra Technologies, Inc.	151,495	0.0
16,552	(1)	Tidewater, Inc.	199,617	0.0
91,590	(1),(2)	Uranium Energy Corp.	279,350	0.0
71,859	(1)	Ur-Energy, Inc.	123,597	0.0
28,862	(1)	US Silica Holdings, Inc.	230,607	0.0
8,724	(1)	Vine Energy, Inc.	143,684	0.0
39,709	(1)	W&T Offshore, Inc.	147,717	0.0
15,445	(1)	Whiting Petroleum Corp.	902,142	0.1
24,151		World Fuel Services Corp.	811,957	0.1
			51,720,157	4.4

		Financials: 15.2%
6,996		1st Source Corp.	330,491	0.0
6,254		Alerus Financial Corp.	186,870	0.0
8,297		Allegiance Bancshares, Inc.	316,531	0.0
6,953		Altabancorp	307,044	0.0
3,384		A-Mark Precious Metals, Inc.	203,108	0.0
19,039	(1)	Ambac Financial Group, Inc.	272,638	0.0
8,514	(1)	Amerant Bancorp, Inc.	210,636	0.0
32,546		American Equity Investment Life Holding Co.	962,385	0.1
4,857		American National Bankshares, Inc.	160,475	0.0
2,726		American National Group, Inc.	515,296	0.1
26,330		Ameris Bancorp.	1,366,000	0.1
8,039		Amerisafe, Inc.	451,470	0.0
59,523		Apollo Commercial Real Estate Finance, Inc.	882,726	0.1
49,221	(2)	Arbor Realty Trust, Inc.	912,065	0.1
14,494		Ares Commercial Real Estate Corp.	218,570	0.0
12,808		Argo Group International Holdings Ltd.	668,834	0.1
28,037		ARMOUR Residential REIT, Inc.	302,239	0.0
6,012		Arrow Financial Corp.	206,572	0.0
22,837		Artisan Partners Asset Management, Inc.	1,117,186	0.1
7,224	(1)	AssetMark Financial Holdings, Inc.	179,661	0.0
49,763		Associated Banc-Corp.	1,065,923	0.1
8,366	(1)	Atlantic Capital Bancshares, Inc.	221,615	0.0
30,402		Atlantic Union Bankshares Corp.	1,120,314	0.1
2,068	(1)	Atlanticus Holdings Corp.	109,728	0.0
23,109	(1)	Axos Financial, Inc.	1,191,038	0.1
8,293		B. Riley Financial, Inc.	489,619	0.0
17,463		Banc of California, Inc.	322,891	0.0
7,031		Bancfirst Corp.	422,704	0.0
12,879		Banco Latinoamericano de Comercio Exterior SA	225,898	0.0
21,242	(1)	Bancorp, Inc.	540,609	0.1
39,702		BancorpSouth Bank	1,182,326	0.1
2,835	(2)	Bank First Corp.	200,916	0.0
6,309		Bank of Marin Bancorp	238,165	0.0
19,582		Bank of NT Butterfield & Son Ltd.	695,357	0.1
35,782		BankUnited, Inc.	1,496,403	0.1
13,612		Banner Corp.	751,519	0.1
6,774		Bar Harbor Bankshares	190,011	0.0
18,988		Berkshire Hills Bancorp, Inc.	512,296	0.1
130,131		BGC Partners, Inc.	677,983	0.1
57,453	(2)	Blackstone Mortgage Trust, Inc.	1,741,975	0.2
20,018	(1)	Blucora, Inc.	312,081	0.0
9,934	(1)	Bridgewater Bancshares, Inc.	173,944	0.0
18,726	(1),(2)	Bright Health Group, Inc.	152,804	0.0
22,634		Brightsphere Investment Group, Inc.	591,426	0.1
36,780		BrightSpire Capital, Inc.	345,364	0.0
55,202		Broadmark Realty Capital, Inc.	544,292	0.1
31,809		Brookline Bancorp, Inc.	485,405	0.0
17,922	(1)	BRP Group, Inc.	596,623	0.1
8,360		Bryn Mawr Bank Corp.	384,142	0.0
8,122		Business First Bancshares, Inc.	189,974	0.0
10,561		Byline Bancorp, Inc.	259,378	0.0
47,887		Cadence BanCorp	1,051,599	0.1
2,698		Cambridge Bancorp	237,424	0.0
6,411		Camden National Corp.	307,087	0.0
33,326	(1)	Cannae Holdings, Inc.	1,036,772	0.1
6,455		Capital City Bank Group, Inc.	159,697	0.0
55,029		Capitol Federal Financial, Inc.	632,283	0.1
7,562		Capstar Financial Holdings, Inc.	160,617	0.0
42,432		Capstead Mortgage Corp.	283,870	0.0
9,658	(1)	Carter Bankshares, Inc.	137,337	0.0
29,556		Cathay General Bancorp.	1,223,323	0.1
7,780		CBTX, Inc.	205,236	0.0
11,644		Central Pacific Financial Corp.	299,018	0.0
1,127		Century Bancorp, Inc./MA	129,875	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

84,195		Chimera Investment Corp.	1,250,296	0.1
38,224		CIT Group, Inc.	1,985,737	0.2
6,113		Citizens & Northern Corp.	154,414	0.0
23,882	(1),(2)	Citizens, Inc.	148,307	0.0
6,268		City Holding Co.	488,340	0.0
6,522		Civista Bancshares, Inc.	151,506	0.0
6,792		CNB Financial Corp.	165,317	0.0
48,967		CNO Financial Group, Inc.	1,152,683	0.1
4,048	(1)	Coastal Financial Corp./WA	128,969	0.0
9,918		Cohen & Steers, Inc.	830,831	0.1
30,540		Columbia Banking System, Inc.	1,160,215	0.1
19,774	(1),(2)	Columbia Financial, Inc.	365,819	0.0
20,906		Community Bank System, Inc.	1,430,389	0.1
6,280		Community Trust Bancorp, Inc.	264,388	0.0
15,812		ConnectOne Bancorp, Inc.	474,518	0.0
11,100		Cowen, Inc.	380,841	0.0
20,287	(1)	CrossFirst Bankshares, Inc.	263,731	0.0
8,160		Curo Group Holdings Corp.	141,413	0.0
11,775	(1)	Customers Bancorp, Inc.	506,560	0.1
50,440		CVB Financial Corp.	1,027,463	0.1
1,323		Diamond Hill Investment Group, Inc.	232,398	0.0
14,368		Dime Community Bancshares, Inc.	469,259	0.0
12,189	(1)	Donnelley Financial Solutions, Inc.	421,983	0.0
9,866		Dynex Capital, Inc.	170,484	0.0
12,900		Eagle Bancorp, Inc.	741,750	0.1
67,364		Eastern Bankshares, Inc.	1,367,489	0.1
9,843	(1)	eHealth, Inc.	398,641	0.0
18,015		Ellington Financial, Inc.	329,494	0.0
12,089		Employers Holdings, Inc.	477,395	0.0
12,180	(1),(2)	Encore Capital Group, Inc.	600,109	0.1
14,645	(1)	Enova International, Inc.	505,985	0.1
4,873	(1)	Enstar Group Ltd.	1,143,839	0.1
13,357		Enterprise Financial Services Corp.	604,805	0.1
6,157		Equity Bancshares, Inc.	205,521	0.0
42,543		Essent Group Ltd.	1,872,317	0.2
22,146	(1),(2)	Ezcorp, Inc.	167,645	0.0
11,398		Farmers National Banc Corp.	179,063	0.0
13,466		FB Financial Corp.	577,422	0.1
3,847		Federal Agricultural Mortgage Corp.	417,476	0.0
37,376		Federated Hermes, Inc.	1,214,720	0.1
1,795		Fidelity D&D Bancorp, Inc.	90,522	0.0
6,977		Financial Institutions, Inc.	213,845	0.0
4,698		First Bancorp, Inc./The	136,900	0.0
80,433		First BanCorp. Puerto Rico	1,057,694	0.1
11,598		First BanCorp. Southern Pines NC	498,830	0.1
8,942		First Bancshares, Inc./The	346,771	0.0
7,667		First Bank/Hamilton NJ	108,028	0.0
20,407		First Busey Corp.	502,624	0.1
39,119		First Commonwealth Financial Corp.	533,192	0.1
7,551		First Community Bancshares, Inc.	239,518	0.0
37,703		First Financial Bancorp.	882,627	0.1
50,248	(2)	First Financial Bankshares, Inc.	2,308,896	0.2
16,484		First Foundation, Inc.	433,529	0.0
4,102		First Internet Bancorp	127,900	0.0
16,497		First Interstate Bancsystem, Inc.	664,169	0.1
22,269		First Merchants Corp.	931,735	0.1
6,617		First Mid Bancshares, Inc.	271,694	0.0
45,381		First Midwest Bancorp., Inc.	862,693	0.1
10,252		First of Long Island Corp.	211,191	0.0
15,612		FirstCash, Inc.	1,366,050	0.1
20,164		Flagstar Bancorp, Inc.	1,023,928	0.1
12,493		Flushing Financial Corp.	282,342	0.0
20,301	(1)	Focus Financial Partners, Inc.	1,063,163	0.1
61,503		Fulton Financial Corp.	939,766	0.1
13,330	(2)	GCM Grosvenor, Inc.	153,562	0.0
199,985	(1)	Genworth Financial, Inc.	749,944	0.1
10,382		German American Bancorp, Inc.	401,057	0.0
37,041		Glacier Bancorp., Inc.	2,050,219	0.2
6,946		Goosehead Insurance, Inc.	1,057,806	0.1
23,803		Granite Point Mortgage Trust, Inc.	313,486	0.0
10,986		Great Ajax Corp.	148,201	0.0
4,698		Great Southern Bancorp., Inc.	257,497	0.0
21,741		Great Western Bancorp, Inc.	711,800	0.1
20,996	(1)	Green Dot Corp.	1,056,729	0.1
5,722		Greenhill & Co., Inc.	83,656	0.0
13,308		Hamilton Lane, Inc.	1,128,785	0.1
33,579		Hancock Whitney Corp.	1,582,242	0.1
12,866		Hanmi Financial Corp.	258,092	0.0
30,476		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,629,856	0.1
22,634		HarborOne Bancorp, Inc.	317,781	0.0
2,403		HCI Group, Inc.	266,180	0.0
14,640		Heartland Financial USA, Inc.	703,891	0.1
24,636		Heritage Commerce Corp.	286,517	0.0
15,437		Heritage Financial Corp.	393,644	0.0
24,823		Hilltop Holdings, Inc.	810,967	0.1
661		Hingham Institution for Savings	222,559	0.0
3,532		Home Bancorp, Inc.	136,618	0.0
59,364		Home Bancshares, Inc./Conway AR	1,396,835	0.1
9,016		HomeStreet, Inc.	371,008	0.0
6,874		HomeTrust Bancshares, Inc.	192,335	0.0
45,962		Hope Bancorp, Inc.	663,691	0.1
17,307		Horace Mann Educators Corp.	688,646	0.1
18,042		Horizon Bancorp, Inc.	327,823	0.0
20,084		Houlihan Lokey, Inc.	1,849,736	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

12,872		Independent Bank Corp.	980,203	0.1
15,195		Independent Bank Group, Inc.	1,079,453	0.1
21,430		International Bancshares Corp.	892,345	0.1
98,177	(2)	Invesco Mortgage Capital, Inc.	309,258	0.0
89,687		Investors Bancorp, Inc.	1,355,171	0.1
13,377		James River Group Holdings Ltd.	504,714	0.1
32,108		Kearny Financial Corp./MD	399,102	0.0
8,496		Kinsale Capital Group, Inc.	1,373,803	0.1
13,197		KKR Real Estate Finance Trust, Inc.	278,457	0.0
45,240		Ladder Capital Corp.	499,902	0.1
19,965		Lakeland Bancorp, Inc.	351,983	0.0
9,875		Lakeland Financial Corp.	703,495	0.1
38,075	(1)	LendingClub Corp.	1,075,238	0.1
4,485	(1)	LendingTree, Inc.	627,138	0.1
12,326		Live Oak Bancshares, Inc.	784,303	0.1
27,153	(1)	Maiden Holdings Ltd.	85,803	0.0
20,335	(1),(2)	MBIA, Inc.	261,305	0.0
6,923		Mercantile Bank Corp.	221,744	0.0
4,143		Merchants Bancorp/IN	163,524	0.0
19,765		Meridian Bancorp, Inc.	410,321	0.0
12,946		Meta Financial Group, Inc.	679,406	0.1
7,844		Metrocity Bankshares, Inc.	164,489	0.0
14,396	(1)	MetroMile, Inc.	51,106	0.0
3,063	(1)	Metropolitan Bank Holding Corp.	258,211	0.0
189,393		MFA Financial, Inc.	865,526	0.1
9,245		Midland States Bancorp, Inc.	228,629	0.0
6,574		MidWestOne Financial Group, Inc.	198,272	0.0
22,736		Moelis & Co.	1,406,676	0.1
27,757	(1)	Mr Cooper Group, Inc.	1,142,756	0.1
4,081		MVB Financial Corp.	174,789	0.0
12,339		National Bank Holdings Corp.	499,483	0.1
1,081		National Western Life Group, Inc.	227,648	0.0
62,876		Navient Corp.	1,240,543	0.1
17,202		NBT Bancorp., Inc.	621,336	0.1
6,555		Nelnet, Inc.	519,418	0.1
158,731		New York Mortgage Trust, Inc.	676,194	0.1
4,106	(1)	Nicolet Bankshares, Inc.	304,583	0.0
34,128	(1)	NMI Holdings, Inc.	771,634	0.1
20,527		Northfield Bancorp, Inc.	352,243	0.0
49,035		Northwest Bancshares, Inc.	651,185	0.1
24,121		OceanFirst Financial Corp.	516,431	0.1
3,209	(1)	Ocwen Financial Corp.	90,269	0.0
20,702		OFG Bancorp	522,104	0.1
63,637		Old National Bancorp.	1,078,647	0.1
13,429		Old Second Bancorp, Inc.	175,383	0.0
40,858	(1)	Open Lending Corp.	1,473,748	0.1
8,504	(1)	Oportun Financial Corp.	212,855	0.0
3,953		Oppenheimer Holdings, Inc.	179,031	0.0
19,023	(2)	Orchid Island Capital, Inc.	93,022	0.0
9,209		Origin Bancorp, Inc.	390,001	0.0
33,637		Pacific Premier Bancorp, Inc.	1,393,917	0.1
9,754	(1)	Palomar Holdings, Inc.	788,416	0.1
5,963	(2)	Park National Corp.	727,188	0.1
8,170		Peapack-Gladstone Financial Corp.	272,551	0.0
12,988		PennyMac Financial Services, Inc.	793,956	0.1
41,479		Pennymac Mortgage Investment Trust	816,722	0.1
8,192		Peoples Bancorp., Inc.	258,949	0.0
3,130		Peoples Financial Services Corp.	142,634	0.0
7,138		Piper Sandler Cos	988,327	0.1
9,696		PJT Partners, Inc.	767,051	0.1
18,075	(1)	PRA Group, Inc.	761,681	0.1
5,864		Preferred Bank/Los Angeles CA	391,012	0.0
15,571		Premier Financial Corp.	495,781	0.1
9,998		Primis Financial Corp.	144,571	0.0
21,790		ProAssurance Corp.	518,166	0.1
25,953		PROG Holdings, Inc.	1,090,286	0.1
30,316		Provident Financial Services, Inc.	711,517	0.1
6,333		QCR Holdings, Inc.	325,770	0.0
72,448		Radian Group, Inc.	1,646,019	0.1
25,327		Ready Capital Corp.	365,469	0.0
48,150		Redwood Trust, Inc.	620,654	0.1
3,199		Regional Management Corp.	186,118	0.0
6,771		Reliant Bancorp, Inc.	213,896	0.0
21,931	(2)	Renasant Corp.	790,613	0.1
4,143		Republic Bancorp., Inc.	209,843	0.0
15,606		RLI Corp.	1,564,814	0.1
15,883		S&T Bancorp, Inc.	468,072	0.0
6,195		Safety Insurance Group, Inc.	490,954	0.1
19,072		Sandy Spring Bancorp, Inc.	873,879	0.1
8,275		Sculptor Capital Management, Inc.	230,790	0.0
21,452		Seacoast Banking Corp. of Florida	725,292	0.1
23,230		Selective Insurance Group	1,754,562	0.2
52,196	(1)	Selectquote, Inc.	674,894	0.1
19,758		ServisFirst Bancshares, Inc.	1,537,172	0.1
6,544		Sierra Bancorp.	158,888	0.0
9,444	(1)	Silvergate Capital Corp.	1,090,782	0.1
42,915	(2)	Simmons First National Corp.	1,268,567	0.1
35,905	(1)	SiriusPoint Ltd.	332,480	0.0
6,618		SmartFinancial, Inc.	171,075	0.0
27,193		SouthState Corp.	2,030,501	0.2
3,373	(1)	Southern First Bancshares, Inc.	180,456	0.0
3,607		Southern Missouri Bancorp, Inc.	161,918	0.0
13,336		Southside Bancshares, Inc.	510,635	0.1
6,151		Spirit of Texas Bancshares, Inc.	148,854	0.0
7,433		State Auto Financial Corp.	378,711	0.0
14,532		StepStone Group, Inc.	619,644	0.1
10,734		Stewart Information Services Corp.	679,033	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

8,840	(2)	Stock Yards Bancorp, Inc.	518,466	0.1
6,887	(1)	StoneX Group, Inc.	453,853	0.0
19,777	(1)	Texas Capital Bancshares, Inc.	1,187,016	0.1
10,397		Tiptree Financial, Inc.	104,178	0.0
5,843		Tompkins Financial Corp.	472,757	0.0
27,819		TowneBank/Portsmouth VA	865,449	0.1
26,679		TPG RE Finance Trust, Inc.	330,286	0.0
6,840	(1)	Trean Insurance Group, Inc.	70,794	0.0
11,182		Trico Bancshares	485,299	0.0
11,603	(1)	Tristate Capital Holdings, Inc.	245,403	0.0
9,332	(1)	Triumph Bancorp, Inc.	934,413	0.1
14,905	(1)	Trupanion, Inc.	1,157,671	0.1
8,307		TrustCo Bank Corp. NY	265,575	0.0
24,275		Trustmark Corp.	782,141	0.1
126,057		Two Harbors Investment Corp.	799,201	0.1
17,330		UMB Financial Corp.	1,675,984	0.2
49,208		United Bankshares, Inc.	1,790,187	0.2
32,638		United Community Banks, Inc./GA	1,071,179	0.1
8,894		United Fire Group, Inc.	205,451	0.0
11,396		Universal Insurance Holdings, Inc.	148,604	0.0
12,499		Univest Financial Corp.	342,348	0.0
151,236		Valley National Bancorp	2,012,951	0.2
19,236		Veritex Holdings, Inc.	757,129	0.1
2,908		Virtus Investment Partners, Inc.	902,411	0.1
11,574		Walker & Dunlop, Inc.	1,313,649	0.1
26,995		Washington Federal, Inc.	926,198	0.1
7,206		Washington Trust Bancorp, Inc.	381,774	0.0
10,498		Waterstone Financial, Inc.	215,104	0.0
25,554		WesBanco, Inc.	870,880	0.1
7,084		West BanCorp, Inc.	212,733	0.0
10,401		Westamerica Bancorp.	585,160	0.1
54,881		WisdomTree Investments, Inc.	311,175	0.0
1,732	(1),(2)	World Acceptance Corp.	328,353	0.0
19,234		WSFS Financial Corp.	986,897	0.1
			176,252,589	15.2

		Health Care: 19.8%
45,416	(1)	1Life Healthcare, Inc.	919,674	0.1
8,150	(1)	4D Molecular Therapeutics, Inc.	219,805	0.0
3,626	(1)	89bio, Inc.	71,033	0.0
84,085	(1)	9 Meters Biopharma, Inc.	109,310	0.0
5,906	(1)	Absci Corp.	68,687	0.0
47,003	(1)	Acadia Pharmaceuticals, Inc.	780,720	0.1
14,412	(1),(2)	Accelerate Diagnostics, Inc.	84,022	0.0
19,774	(1)	Accolade, Inc.	833,870	0.1
39,661	(1)	Accuray, Inc.	156,661	0.0
19,743	(1)	Aclaris Therapeutics, Inc.	355,374	0.0
6,320	(1)	Acutus Medical, Inc.	55,869	0.0
8,181	(1)	Adagio Therapeutics, Inc.	345,565	0.0
28,337	(1)	AdaptHealth Corp.	659,969	0.1
6,151	(1)	Addus HomeCare Corp.	490,542	0.1
38,536	(1)	Adverum Biotechnologies, Inc.	83,623	0.0
9,075	(1)	Adicet Bio, Inc.	71,148	0.0
19,878	(1)	Aeglea BioTherapeutics, Inc.	158,030	0.0
16,899	(1)	Aerie Pharmaceuticals, Inc.	192,649	0.0
4,050	(1),(2)	Aerovate Therapeutics, Inc.	84,969	0.0
46,429	(1)	Affimed NV	286,931	0.0
80,856	(1)	Agenus, Inc.	424,494	0.1
9,343	(1)	Agiliti, Inc.	177,891	0.0
23,227	(1)	Agios Pharmaceuticals, Inc.	1,071,926	0.1
67,262	(1)	Akebia Therapeutics, Inc.	193,715	0.0
10,067	(1),(2)	Akero Therapeutics, Inc.	224,997	0.0
10,088	(1)	Akouos, Inc.	117,122	0.0
6,959	(1)	Albireo Pharma, Inc.	217,121	0.0
19,097	(1),(2)	Aldeyra Therapeutics, Inc.	167,672	0.0
22,788	(1)	Alector, Inc.	520,022	0.1
10,111	(1),(2)	Alignment Healthcare, Inc.	161,574	0.0
7,528	(1)	Aligos Therapeutics, Inc.	116,759	0.0
62,653	(1)	Alkermes PLC	1,932,219	0.2
13,579	(1),(2)	Allakos, Inc.	1,437,609	0.1
26,591	(1)	Allogene Therapeutics, Inc.	683,389	0.1
11,637	(1)	Allovir, Inc.	291,623	0.0
49,739	(1)	Allscripts Healthcare Solutions, Inc.	665,010	0.1
2,910	(1)	Alpha Teknova, Inc.	72,430	0.0
27,702	(1)	Alphatec Holdings, Inc.	337,687	0.0
14,317	(1),(2)	Altimmune, Inc.	161,925	0.0
6,946	(1)	ALX Oncology Holdings, Inc.	513,032	0.1
72,305	(1)	American Well Corp.	658,699	0.1
104,199	(1)	Amicus Therapeutics, Inc.	995,100	0.1
18,414	(1)	AMN Healthcare Services, Inc.	2,113,006	0.2
40,231	(1)	Amneal Pharmaceuticals, Inc.	214,834	0.0
15,625	(1)	Amphastar Pharmaceuticals, Inc.	297,031	0.0
76,661	(1),(2)	Ampio Pharmaceuticals, Inc.	127,257	0.0
8,413	(1)	AnaptysBio, Inc.	228,161	0.0
24,441	(1),(2)	Anavex Life Sciences Corp.	438,716	0.1
14,951	(1)	Angiodynamics, Inc.	387,829	0.0
7,593	(1)	Angion Biomedica Corp.	74,184	0.0
3,991	(1)	ANI Pharmaceuticals, Inc.	130,985	0.0
5,685	(1)	Anika Therapeutics, Inc.	241,954	0.0
12,330	(1)	Annexon, Inc.	229,461	0.0
68,627	(1)	Antares Pharma, Inc.	249,802	0.0
25,144	(1)	Apellis Pharmaceuticals, Inc.	828,746	0.1
14,570	(1)	Apollo Medical Holdings, Inc.	1,326,598	0.1
9,699	(1),(2)	Applied Molecular Transport, Inc.	250,913	0.0
7,118	(1)	Applied Therapeutics, Inc.	118,159	0.0
5,585	(1)	Apria, Inc.	207,483	0.0
13,221	(1)	Apyx Medical Corp.	183,111	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

21,257	(1),(2)	AquaBounty Technologies, Inc.	86,516	0.0
31,842	(1)	Arbutus Biopharma Corp.	136,602	0.0
8,301	(1),(2)	Arcturus Therapeutics Holdings, Inc.	396,622	0.0
17,930	(1)	Arcus Biosciences, Inc.	625,219	0.1
10,779	(1)	Arcutis Biotherapeutics, Inc.	257,510	0.0
32,883	(1),(2)	Ardelyx, Inc.	43,406	0.0
23,873	(1)	Arena Pharmaceuticals, Inc.	1,421,637	0.1
39,651	(1)	Arrowhead Pharmaceuticals, Inc.	2,475,412	0.2
16,960	(1)	Arvinas, Inc.	1,393,773	0.1
92,734	(1)	Asensus Surgical, Inc.	171,558	0.0
30,982	(1),(2)	Aspira Women's Health, Inc.	100,691	0.0
33,080	(1)	Atara Biotherapeutics, Inc.	592,132	0.1
25,474	(1)	Atea Pharmaceuticals, Inc.	893,118	0.1
34,253	(1)	Athenex, Inc.	103,102	0.0
76,447	(1),(2)	Athersys, Inc.	101,675	0.0
12,372	(1)	Athira Pharma, Inc.	116,049	0.0
46,138	(1),(2)	Atossa Therapeutics, Inc.	150,410	0.0
12,136	(1),(2)	Atreca, Inc.	75,607	0.0
17,842	(1)	AtriCure, Inc.	1,240,911	0.1
579		Atrion Corp.	403,852	0.1
21,854	(1)	Avalo Therapeutics, Inc.	47,642	0.0
19,215	(1)	Avanos Medical, Inc.	599,508	0.1
15,735	(1)	Aveanna Healthcare Holdings, Inc.	126,195	0.0
23,629	(1)	Avid Bioservices, Inc.	509,678	0.1
14,108	(1),(2)	Avidity Biosciences, Inc.	347,480	0.0
9,452	(1),(2)	Avita Medical, Inc.	167,489	0.0
14,978	(1)	Avrobio, Inc.	83,577	0.0
15,164	(1)	AxoGen, Inc.	239,591	0.0
17,071	(1)	Axonics, Inc.	1,111,151	0.1
11,302	(1),(2)	Axsome Therapeutics, Inc.	372,514	0.0
19,250	(1)	Beam Therapeutics, Inc.	1,674,942	0.2
18,749	(1)	Berkeley Lights, Inc.	366,730	0.0
9,286	(1),(2)	Beyondspring, Inc.	146,347	0.0
6,120	(1)	BioAtla, Inc.	180,173	0.0
69,218	(1)	BioCryst Pharmaceuticals, Inc.	994,663	0.1
39,915	(1)	BioDelivery Sciences International, Inc.	144,093	0.0
5,768	(1)	Biodesix, Inc.	47,413	0.0
21,412	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,974,341	0.3
9,585	(1)	BioLife Solutions, Inc.	405,637	0.1
110,985	(1),(2)	Bionano Genomics, Inc.	610,417	0.1
5,939	(1),(2)	Bioxcel Therapeutics, Inc.	180,249	0.0
8,665	(1)	Black Diamond Therapeutics, Inc.	73,306	0.0
26,520	(1)	Bluebird Bio, Inc.	506,797	0.1
22,874	(1)	Blueprint Medicines Corp.	2,351,676	0.2
8,055	(1)	Bolt Biotherapeutics, Inc.	101,896	0.0
42,060	(1)	Bridgebio Pharma, Inc.	1,971,352	0.2
74,389	(1)	Brookdale Senior Living, Inc.	468,651	0.1
11,354	(1),(2)	Brooklyn ImmunoTherapeutics, Inc.	105,592	0.0
70,214	(1)	Butterfly Network, Inc.	733,034	0.1
14,864	(1),(2)	C4 Therapeutics, Inc.	664,124	0.1
16,796	(1)	Cara Therapeutics, Inc.	259,498	0.0
14,472	(1)	Cardiff Oncology, Inc.	96,384	0.0
15,942	(1)	Cardiovascular Systems, Inc.	523,376	0.1
19,705	(1)	CareDx, Inc.	1,248,706	0.1
7,425	(1)	Caribou Biosciences, Inc.	177,235	0.0
14,799	(1),(2)	Cassava Sciences, Inc.	918,722	0.1
8,320	(1)	Castle Biosciences, Inc.	553,280	0.1
49,024	(1)	Castlight Health, Inc.	76,968	0.0
39,686	(1)	Catalyst Pharmaceuticals, Inc.	210,336	0.0
3,303	(1)	Celcuity, Inc.	59,454	0.0
17,831	(1)	Celldex Therapeutics, Inc.	962,696	0.1
14,522	(1),(2)	CEL-SCI Corp.	159,597	0.0
4,660	(1)	Century Therapeutics, Inc.	117,246	0.0
15,364	(1)	Cerevel Therapeutics Holdings, Inc.	453,238	0.1
68,570	(1),(2)	Cerus Corp.	417,591	0.1
20,645	(1)	ChemoCentryx, Inc.	353,029	0.0
29,029	(1)	Chimerix, Inc.	179,690	0.0
12,445	(1)	Chinook Therapeutics, Inc.	158,798	0.0
18,995	(1)	ChromaDex Corp.	119,099	0.0
45,304	(1),(2)	Citius Pharmaceuticals, Inc.	91,967	0.0
7,563	(1),(2)	ClearPoint Neuro, Inc.	134,243	0.0
9,593	(1)	Clene, Inc.	65,520	0.0
43,691	(1),(2)	Clovis Oncology, Inc.	194,862	0.0
23,628	(1)	Codexis, Inc.	549,587	0.1
6,327	(1)	Codiak Biosciences, Inc.	103,320	0.0
14,956	(1),(2)	Cogent Biosciences, Inc.	125,780	0.0
24,280	(1)	Coherus Biosciences, Inc.	390,180	0.0
14,259	(1)	Collegium Pharmaceutical, Inc.	281,473	0.0
48,879	(1)	Community Health Systems, Inc.	571,884	0.1
5,812		Computer Programs & Systems, Inc.	206,094	0.0
11,185	(2)	Conmed Corp.	1,463,334	0.1
38,368	(1)	Corcept Therapeutics, Inc.	755,082	0.1
15,679	(1),(2)	CorMedix, Inc.	72,907	0.0
7,788	(1),(2)	Cortexyme, Inc.	713,848	0.1
3,637	(1)	Corvel Corp.	677,282	0.1
40,572	(1)	Covetrus, Inc.	735,976	0.1
14,112	(1)	Crinetics Pharmaceuticals, Inc.	297,058	0.0
14,636	(1)	Cross Country Healthcare, Inc.	310,869	0.0
15,660	(1)	CryoLife, Inc.	349,061	0.0
15,880	(1),(2)	CryoPort, Inc.	1,056,179	0.1
12,325	(1)	Cue Biopharma, Inc.	179,575	0.0
9,518	(1),(2)	Cullinan Oncology, Inc.	214,821	0.0
34,188	(1),(2)	Curis, Inc.	267,692	0.0
7,063	(1)	Cutera, Inc.	329,136	0.0
30,810	(1),(2)	Cymabay Therapeutics, Inc.	112,456	0.0
2,762	(1),(2)	Cyteir Therapeutics, Inc.	48,473	0.0
6,154	(1)	Cytek Biosciences, Inc.	131,757	0.0
30,592	(1),(2)	Cytokinetics, Inc.	1,093,358	0.1
25,809	(1)	CytomX Therapeutics, Inc.	131,368	0.0
17,229	(1),(2)	CytoSorbents Corp.	139,899	0.0
5,441	(1),(2)	DarioHealth Corp.	74,270	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

4,078	(1),(2)	Day One Biopharmaceuticals, Inc.	96,771	0.0
16,014	(1)	Deciphera Pharmaceuticals, Inc.	544,156	0.1
35,591	(1)	Denali Therapeutics, Inc.	1,795,566	0.2
9,362	(1),(2)	DermTech, Inc.	300,614	0.0
5,252	(1)	Design Therapeutics, Inc.	77,152	0.0
27,230	(1)	Dicerna Pharmaceuticals, Inc.	548,957	0.1
92,575	(1)	Durect Corp.	118,496	0.0
42,165	(1)	Dynavax Technologies Corp.	809,990	0.1
11,699	(1),(2)	Dyne Therapeutics, Inc.	189,992	0.0
4,285	(1)	Eagle Pharmaceuticals, Inc./DE	239,017	0.0
7,577	(1)	Eargo, Inc.	50,993	0.0
4,611	(1)	Edgewise Therapeutics, Inc.	76,543	0.0
26,507	(1),(2)	Editas Medicine, Inc.	1,088,908	0.1
13,875	(1)	Eiger BioPharmaceuticals, Inc.	92,685	0.0
2,384	(1)	Eliem Therapeutics, Inc.	42,864	0.0
19,131	(1)	Emergent Biosolutions, Inc.	957,889	0.1
8,010	(1)	Enanta Pharmaceuticals, Inc.	455,048	0.1
89,299	(1)	Endo International PLC	289,329	0.0
20,669		Ensign Group, Inc.	1,547,901	0.1
37,172	(1)	Epizyme, Inc.	190,321	0.0
6,905	(1)	Erasca, Inc.	146,524	0.0
10,593	(1),(2)	Esperion Therapeutics, Inc.	127,646	0.0
12,125	(1),(2)	Evelo Biosciences, Inc.	85,360	0.0
31,005	(1)	Evolent Health, Inc.	961,155	0.1
12,955	(1)	Evolus, Inc.	98,717	0.0
8,765	(1)	EyePoint Pharmaceuticals, Inc.	91,331	0.0
31,486	(1)	Fate Therapeutics, Inc.	1,866,175	0.2
34,664	(1)	FibroGen, Inc.	354,266	0.0
19,696	(1),(2)	Flexion Therapeutics, Inc.	120,146	0.0
30,711	(1)	Fluidigm Corp.	202,385	0.0
8,145	(1)	Foghorn Therapeutics, Inc.	113,460	0.0
7,851	(1)	Forian, Inc.	81,022	0.0
12,775	(1),(2)	Forma Therapeutics Holdings, Inc.	296,252	0.0
27,040	(1)	Fortress Biotech, Inc.	87,069	0.0
12,914	(1)	Frequency Therapeutics, Inc.	91,173	0.0
10,551	(1)	Fulcrum Therapeutics, Inc.	297,644	0.0
8,009	(1),(2)	Fulgent Genetics, Inc.	720,410	0.1
15,229	(1),(2)	G1 Therapeutics, Inc.	204,373	0.0
17,258	(1)	Generation Bio Co.	432,658	0.1
119,573	(1)	Geron Corp.	163,815	0.0
17,520	(1)	Glaukos Corp.	843,938	0.1
23,434	(1)	Global Blood Therapeutics, Inc.	597,098	0.1
23,327	(1)	Gossamer Bio, Inc.	293,220	0.0
6,262	(1),(2)	Graphite Bio, Inc.	102,634	0.0
1,670	(1)	Greenwich Lifesciences, Inc.	65,247	0.0
16,274	(1),(2)	Gritstone bio, Inc.	175,759	0.0
7,958	(1)	GT Biopharma, Inc.	53,637	0.0
19,771	(1)	Haemonetics Corp.	1,395,635	0.1
54,514	(1)	Halozyme Therapeutics, Inc.	2,217,630	0.2
15,379	(1)	Hanger, Inc.	337,723	0.0
8,861	(1)	Harmony Biosciences Holdings, Inc.	339,642	0.0
7,629	(1)	Harpoon Therapeutics, Inc.	60,269	0.0
16,697	(1)	Harvard Bioscience, Inc.	116,545	0.0
17,616	(1),(2)	Health Catalyst, Inc.	880,976	0.1
31,872	(1)	HealthEquity, Inc.	2,064,031	0.2
10,823	(1)	HealthStream, Inc.	309,321	0.0
36,277	(1)	Heron Therapeutics, Inc.	387,801	0.0
3,740	(1)	Heska Corp.	966,940	0.1
17,236	(1)	Homology Medicines, Inc.	135,647	0.0
7,827	(1)	Hookipa Pharma, Inc.	46,101	0.0
17,712	(1),(2)	Humanigen, Inc.	105,032	0.0
85,461	(1)	iBio, Inc.	90,589	0.0
8,595	(1)	iCAD, Inc.	92,396	0.0
5,104	(1)	Icosavax, Inc.	151,027	0.0
12,320	(1)	Ideaya Biosciences, Inc.	314,037	0.0
3,144	(1),(2)	IGM Biosciences, Inc.	206,749	0.0
4,374	(1),(2)	Ikena Oncology, Inc.	55,200	0.0
3,801	(1)	Imago Biosciences, Inc.	76,134	0.0
3,273	(1)	Immuneering Corp.	86,898	0.0
6,439	(1)	Immunic, Inc.	56,985	0.0
26,471	(1),(2)	ImmunityBio, Inc.	257,828	0.0
79,204	(1)	Immunogen, Inc.	449,087	0.1
15,282	(1),(2)	Immunovant, Inc.	132,801	0.0
13,300	(1)	Inari Medical, Inc.	1,078,630	0.1
35,046	(1),(2)	Infinity Pharmaceuticals, Inc.	119,857	0.0
6,608	(1)	InfuSystem Holdings, Inc.	86,102	0.0
11,154	(1)	Inhibrx, Inc.	371,540	0.0
6,670	(1)	Innovage Holding Corp.	44,089	0.0
18,080	(1)	Innoviva, Inc.	302,117	0.0
7,584	(1)	Inogen, Inc.	326,795	0.0
5,275	(1)	Inotiv, Inc.	154,241	0.0
29,942	(1)	Inovalon Holdings, Inc.	1,206,363	0.1
81,409	(1),(2)	Inovio Pharmaceuticals, Inc.	582,888	0.1
5,800	(1)	Inozyme Pharma, Inc.	67,222	0.0
43,191	(1)	Insmed, Inc.	1,189,480	0.1
10,516	(1)	Inspire Medical Systems, Inc.	2,448,966	0.2
6,800	(1)	Instil Bio, Inc.	121,550	0.0
13,051	(1)	Integer Holdings Corp.	1,165,976	0.1
26,733	(1)	Intellia Therapeutics, Inc.	3,586,232	0.3
11,240	(1),(2)	Intercept Pharmaceuticals, Inc.	166,914	0.0
13,319	(1)	Intersect ENT, Inc.	362,277	0.0
27,806	(1)	Intra-Cellular Therapies, Inc.	1,036,608	0.1
14,310	(1)	Invacare Corp.	68,116	0.0
78,133	(1),(2)	Invitae Corp.	2,221,321	0.2
11,516	(1)	iRhythm Technologies, Inc.	674,377	0.1
57,536	(1)	Ironwood Pharmaceuticals, Inc.	751,420	0.1
8,291	(1)	iTeos Therapeutics, Inc.	223,857	0.0
40,321	(1)	IVERIC bio, Inc.	654,813	0.1
5,342	(1)	Janux Therapeutics, Inc.	115,547	0.0
5,500	(1)	Joint Corp./The	539,110	0.1
13,050	(1)	Jounce Therapeutics, Inc.	96,961	0.0
69,284	(1)	Kadmon Holdings, Inc.	603,464	0.1
19,788	(1),(2)	Kala Pharmaceuticals, Inc.	51,845	0.0
8,359	(1)	Kaleido Biosciences, Inc.	45,640	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

8,195	(1)	KalVista Pharmaceuticals, Inc.	143,003	0.0
8,640	(1)	Karuna Therapeutics, Inc.	1,056,931	0.1
29,239	(1)	Karyopharm Therapeutics, Inc.	170,171	0.0
11,493	(1)	KemPharm, Inc.	107,230	0.0
6,106	(1)	Keros Therapeutics, Inc.	241,553	0.0
15,024	(1)	Kezar Life Sciences, Inc.	129,807	0.0
11,828	(1)	Kiniksa Pharmaceuticals Ltd.	134,721	0.0
9,198	(1)	Kinnate Biopharma, Inc.	211,738	0.0
12,965	(1),(2)	Kodiak Sciences, Inc.	1,244,381	0.1
15,102	(1)	Kronos Bio, Inc.	316,538	0.0
6,881	(1)	Krystal Biotech, Inc.	359,257	0.0
25,261	(1)	Kura Oncology, Inc.	473,139	0.1
13,301	(1)	Kymera Therapeutics, Inc.	781,301	0.1
26,941	(1)	Lantheus Holdings, Inc.	691,845	0.1
7,227		LeMaitre Vascular, Inc.	383,681	0.0
26,907	(1)	Lexicon Pharmaceuticals, Inc.	129,423	0.0
11,919	(1)	LHC Group, Inc.	1,870,210	0.2
17,107	(1)	LifeStance Health Group, Inc.	248,051	0.0
5,957	(1)	Ligand Pharmaceuticals, Inc.	829,929	0.1
47,970	(1),(2)	Lineage Cell Therapeutics, Inc.	120,884	0.0
21,009	(1)	LivaNova PLC	1,663,703	0.2
8,098	(1)	Lyell Immunopharma, Inc.	119,850	0.0
23,179	(1)	MacroGenics, Inc.	485,368	0.1
4,350	(1)	Madrigal Pharmaceuticals, Inc.	347,086	0.0
8,536	(1)	Magellan Health, Inc.	807,079	0.1
12,394	(1)	Magenta Therapeutics, Inc.	90,228	0.0
97,426	(1),(2)	MannKind Corp.	423,803	0.1
14,615	(1),(2)	Marinus Pharmaceuticals, Inc.	166,319	0.0
5,001	(1)	MaxCyte, Inc.	61,062	0.0
29,620	(1)	Mednax, Inc.	842,097	0.1
11,356	(1)	Medpace Holdings, Inc.	2,149,464	0.2
48,032	(1)	MEI Pharma, Inc.	132,568	0.0
12,084	(1)	MeiraGTx Holdings plc	159,267	0.0
17,097	(1)	Meridian Bioscience, Inc.	328,946	0.0
20,288	(1)	Merit Medical Systems, Inc.	1,456,678	0.1
26,438	(1)	Mersana Therapeutics, Inc.	249,310	0.0
2,014	(2)	Mesa Laboratories, Inc.	608,953	0.1
43,831	(1),(2)	MiMedx Group, Inc.	265,616	0.0
134,392	(1)	Mind Medicine MindMed, Inc.	313,133	0.0
4,994	(1)	Misonix, Inc.	126,348	0.0
4,934	(1)	ModivCare, Inc.	896,113	0.1
14,965	(1)	Molecular Templates, Inc.	100,415	0.0
4,537	(1),(2)	Monte Rosa Therapeutics, Inc.	101,084	0.0
8,167	(1)	Morphic Holding, Inc.	462,579	0.1
89,984	(1),(2)	Multiplan Corp.	506,610	0.1
27,717	(1)	Mustang Bio, Inc.	74,559	0.0
30,278	(1)	Myriad Genetics, Inc.	977,677	0.1
17,952	(1)	NanoString Technologies, Inc.	861,876	0.1
5,352		National Healthcare Corp.	374,533	0.0
6,002		National Research Corp.	253,104	0.0
14,102	(1)	Natus Medical, Inc.	353,678	0.0
42,298	(1)	Neogen Corp.	1,837,002	0.2
44,514	(1)	NeoGenomics, Inc.	2,147,355	0.2
14,313	(1)	Neoleukin Therapeutics, Inc.	103,483	0.0
9,824	(1),(2)	Neuronetics, Inc.	64,445	0.0
13,558	(1)	Nevro Corp.	1,577,880	0.2
6,293	(1)	NexImmune, Inc.	95,276	0.0
22,885	(1)	NextGen Healthcare, Inc.	322,678	0.0
12,259	(1)	NGM Biopharmaceuticals, Inc.	257,684	0.0
5,901	(1)	Nkarta, Inc.	164,107	0.0
12,358	(1)	Nurix Therapeutics, Inc.	370,246	0.0
4,236	(1),(2)	Nuvalent, Inc.	95,522	0.0
20,517	(1)	NuVasive, Inc.	1,227,942	0.1
25,648	(1)	Nuvation Bio, Inc.	254,941	0.0
71,431	(1),(2)	Ocugen, Inc.	512,875	0.1
29,854	(1)	Ocular Therapeutix, Inc.	298,540	0.0
9,650	(1)	Olema Pharmaceuticals, Inc.	265,954	0.0
24,599	(1),(2)	Omeros Corp.	339,220	0.0
16,886	(1)	Omnicell, Inc.	2,506,389	0.2
26,708	(1)	Oncocyte Corp.	95,080	0.0
8,118	(1),(2)	Oncorus, Inc.	75,822	0.0
17,827	(1)	Oncternal Therapeutics, Inc.	74,339	0.0
3,452	(1)	Ontrak, Inc.	34,658	0.0
158,487	(1),(2)	Opko Health, Inc.	578,478	0.1
6,872	(1)	OptimizeRx Corp.	587,900	0.1
54,936	(1)	Option Care Health, Inc.	1,332,747	0.1
11,291	(1)	Oramed Pharmaceuticals, Inc.	248,176	0.0
29,547	(1),(2)	OraSure Technologies, Inc.	334,177	0.0
14,911	(1)	Organogenesis Holdings, Inc.	212,333	0.0
11,750	(1)	ORIC Pharmaceuticals, Inc.	245,692	0.0
40,172	(1)	Ortho Clinical Diagnostics Holdings PLC	742,379	0.1
8,026	(1)	Orthofix Medical, Inc.	305,951	0.0
5,407	(1)	OrthoPediatrics Corp.	354,213	0.0
36,020	(1)	Outlook Therapeutics, Inc.	78,163	0.0
17,945	(1)	Outset Medical, Inc.	887,201	0.1
28,248		Owens & Minor, Inc.	883,880	0.1
4,386	(1),(2)	Oyster Point Pharma, Inc.	51,974	0.0
75,873	(1)	Pacific Biosciences of California, Inc.	1,938,555	0.2
17,119	(1)	Pacira BioSciences, Inc.	958,664	0.1
18,876	(1)	Paratek Pharmaceuticals, Inc.	91,737	0.0
14,843	(1)	Passage Bio, Inc.	147,836	0.0
33,238		Patterson Cos., Inc.	1,001,793	0.1
28,592	(1),(2)	PAVmed, Inc.	244,176	0.0
10,369	(1)	Pennant Group, Inc./The	291,265	0.0
13,941	(1)	Personalis, Inc.	268,225	0.0
10,102	(1)	PetIQ, Inc.	252,247	0.0
7,968	(1)	Phathom Pharmaceuticals, Inc.	255,773	0.0
8,320		Phibro Animal Health Corp.	179,213	0.0
18,061	(1)	Phreesia, Inc.	1,114,364	0.1
9,905	(1),(2)	Pliant Therapeutics, Inc.	167,196	0.0
10,278	(1)	PMV Pharmaceuticals, Inc.	306,284	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2021 (Unaudited) (Continued)

2,397	(1)	Portage Biotech, Inc.	48,707	0.0
13,813	(1),(2)	Poseida Therapeutics, Inc.	100,697	0.0
11,958	(1)	Praxis Precision Medicines, Inc.	221,103	0.0
37,036	(1)	Precigen, Inc.	184,810	0.0
18,881	(1)	Precision BioSciences, Inc.	217,887	0.0
4,198	(1)	Prelude Therapeutics, Inc.	131,187	0.0
19,470	(1)	Prestige Consumer Healthcare, Inc.	1,092,462	0.1
7,418	(1)	Privia Health Group, Inc.	174,768	0.0
24,658	(1)	Progyny, Inc.	1,380,848	0.1
4,494	(1)	Prometheus Biosciences, Inc.	106,553	0.0
17,437	(1)	Protagonist Therapeutics, Inc.	308,984	0.0
13,736	(1)	Prothena Corp. PLC	978,415	0.1
22,225	(1)	Provention Bio, Inc.	142,240	0.0
26,890	(1)	PTC Therapeutics, Inc.	1,000,577	0.1
10,325	(1)	Pulmonx Corp.	371,494	0.0
6,124	(1)	Pulse Biosciences, Inc.	132,278	0.0
12,846	(1)	Puma Biotechnology, Inc.	90,050	0.0
12,104	(1)	Quanterix Corp.	602,658	0.1
31,440	(1)	Quotient Ltd.	73,570	0.0
46,696	(1)	R1 RCM, Inc.	1,027,779	0.1
18,603	(1)	Radius Health, Inc.	230,863	0.0
18,044	(1)	RadNet, Inc.	528,870	0.1
8,241	(1)	RAPT Therapeutics, Inc.	255,883	0.0
10,676	(1)	Reata Pharmaceuticals, Inc.	1,074,112	0.1
11,260	(1),(2)	Recursion Pharmaceuticals, Inc.	259,093	0.0
15,692	(1)	REGENXBIO, Inc.	657,809	0.1
22,921	(1)	Relay Therapeutics, Inc.	722,699	0.1
6,211	(1)	Relmada Therapeutics, Inc.	162,790	0.0
11,071	(1)	Replimune Group, Inc.	328,144	0.0
7,084	(1),(2)	Retractable Technologies, Inc.	78,137	0.0
27,418	(1)	Revance Therapeutics, Inc.	763,865	0.1
23,326	(1),(2)	REVOLUTION Medicines, Inc.	641,698	0.1
17,259	(1)	Rhythm Pharmaceuticals, Inc.	225,403	0.0
69,531	(1),(2)	Rigel Pharmaceuticals, Inc.	252,398	0.0
15,399	(1),(2)	Rocket Pharmaceuticals, Inc.	460,276	0.1
17,808	(1)	Rubius Therapeutics, Inc.	318,407	0.0
33,600	(1),(2)	Sana Biotechnology, Inc.	756,672	0.1
47,624	(1)	Sangamo Therapeutics, Inc.	429,092	0.1
11,068	(1)	Scholar Rock Holding Corp.	365,465	0.0
17,765	(1)	Schrodinger, Inc./United States	971,390	0.1
12,295	(1)	SeaSpine Holdings Corp.	193,400	0.0
35,253	(1),(2)	Seelos Therapeutics, Inc.	84,960	0.0
16,358	(1),(2)	Seer, Inc.	564,842	0.1
43,109		Select Medical Holdings Corp.	1,559,253	0.1
36,040	(1)	Selecta Biosciences, Inc.	149,926	0.0
7,208	(1)	Sensei Biotherapeutics, Inc.	75,828	0.0
167,027	(1),(2)	Senseonics Holdings, Inc.	566,222	0.1
27,336	(1),(2)	Seres Therapeutics, Inc.	190,259	0.0
67,871	(1)	Sesen Bio, Inc.	53,835	0.0
10,578	(1)	Shattuck Labs, Inc.	215,580	0.0
13,174	(1)	Shockwave Medical, Inc.	2,712,263	0.2
12,645	(1)	SI-BONE, Inc.	270,856	0.0
21,746	(1)	Sientra, Inc.	124,605	0.0
21,304	(1)	SIGA Technologies, Inc.	157,437	0.0
3,937	(1)	Sight Sciences, Inc.	89,370	0.0
13,152	(1)	Silk Road Medical, Inc.	723,755	0.1
7,235	(1),(2)	Silverback Therapeutics, Inc.	72,205	0.0
6,404	(2)	Simulations Plus, Inc.	252,958	0.0
4,119	(1)	Singular Genomics Systems, Inc.	46,092	0.0
24,133	(1)	SOC Telemed, Inc.	54,541	0.0
24,053	(1)	Solid Biosciences, Inc.	57,487	0.0
4,346	(1),(2)	Soliton, Inc.	88,485	0.0
107,539	(1),(2)	Sorrento Therapeutics, Inc.	820,523	0.1
61,919	(1)	Spectrum Pharmaceuticals, Inc.	134,983	0.0
10,124	(1),(2)	Spero Therapeutics, Inc.	186,383	0.0
11,413	(1),(2)	SpringWorks Therapeutics, Inc.	724,041	0.1
9,011	(1)	SQZ Biotechnologies Co.	129,939	0.0
18,576	(1)	Staar Surgical Co.	2,387,573	0.2
18,865	(1)	Stereotaxis, Inc.	101,494	0.0
7,473	(1)	Stoke Therapeutics, Inc.	190,113	0.0
11,125	(1)	Summit Therapeutics, Inc.	55,736	0.0
19,116	(1)	Supernus Pharmaceuticals, Inc.	509,824	0.1
12,720	(1)	Surface Oncology, Inc.	96,290	0.0
12,377	(1)	Surgery Partners, Inc.	524,042	0.1
5,529	(1)	SurModics, Inc.	307,412	0.0
16,982	(1)	Sutro Biopharma, Inc.	320,790	0.0
17,797	(1)	Syndax Pharmaceuticals, Inc.	340,101	0.0
22,675	(1)	Syros Pharmaceuticals, Inc.	101,357	0.0
8,754	(1),(2)	Tabula Rasa HealthCare, Inc.	229,442	0.0
7,600	(1)	Tactile Systems Technology, Inc.	337,820	0.0
5,856	(1)	Talis Biomedical Corp.	36,600	0.0
3,248	(1)	Tarsus Pharmaceuticals, Inc.	69,994	0.0
8,950	(1),(2)	Taysha Gene Therapies, Inc.	166,649	0.0
11,611	(1)	TCR2 Therapeutics, Inc.	98,810	0.0
5,556	(1)	Tenaya Therapeutics, Inc.	114,731	0.0
41,002	(1)	Tenet Healthcare Corp.	2,724,173	0.3
4,798	(1)	Terns Pharmaceuticals, Inc.	49,995	0.0
49,770	(1)	TG Therapeutics, Inc.	1,656,346	0.2
140,888	(1)	TherapeuticsMD, Inc.	104,454	0.0
21,001	(1)	Theravance Biopharma, Inc.	155,407	0.0
17,778	(1),(2)	Tivity Health, Inc.	409,961	0.1
129,745	(1)	Tonix Pharmaceuticals Holding Corp.	77,990	0.0
10,426	(1)	TransMedics Group, Inc.	344,996	0.0
23,007	(1)	Travere Therapeutics, Inc.	557,920	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,115	(1)	Treace Medical Concepts, Inc.	110,694	0.0
67,259	(1)	Trevena, Inc.	82,729	0.0
38,780	(1)	Trillium Therapeutics, Inc.	680,977	0.1
9,162	(1)	Triple-S Management Corp.	324,060	0.0
17,923	(1)	Turning Point Therapeutics, Inc.	1,190,625	0.1
18,441	(1)	Twist Bioscience Corp.	1,972,634	0.2
8,091	(1),(2)	UroGen Pharma Ltd.	136,091	0.0
5,019		US Physical Therapy, Inc.	555,101	0.1
22,168	(1)	Vanda Pharmaceuticals, Inc.	379,960	0.0
9,142	(1)	Vapotherm, Inc.	203,592	0.0
15,362	(1)	Varex Imaging Corp.	433,208	0.1
47,192	(1),(2)	Vaxart, Inc.	375,176	0.0
15,700	(1),(2)	Vaxcyte, Inc.	398,309	0.0
76,427	(1),(2)	VBI Vaccines, Inc.	237,688	0.0
2,565	(1)	Vera Therapeutics, Inc.	44,503	0.0
26,151	(1)	Veracyte, Inc.	1,214,714	0.1
70,619	(1)	Verastem, Inc.	217,507	0.0
18,187	(1),(2)	Vericel Corp.	887,526	0.1
5,254	(1)	Verrica Pharmaceuticals, Inc.	65,675	0.0
6,276	(1),(2)	Verve Therapeutics, Inc.	294,972	0.0
14,321	(1)	Viemed Healthcare, Inc.	79,482	0.0
53,932	(1)	ViewRay, Inc.	388,850	0.0
28,353	(1),(2)	Viking Therapeutics, Inc.	178,057	0.0
4,103	(1)	Vincerx Pharma, Inc.	66,346	0.0
23,393	(1)	Vir Biotechnology, Inc.	1,018,063	0.1
14,355	(1),(2)	Viracta Therapeutics, Inc.	115,127	0.0
76,301	(1)	VistaGen Therapeutics, Inc.	209,065	0.0
13,719	(1),(2)	Vocera Communications, Inc.	627,781	0.1
6,787	(1),(2)	Vor BioPharma, Inc.	106,420	0.0
15,388	(1)	WaVe Life Sciences Ltd.	75,401	0.0
6,191	(2)	XBiotech, Inc.	80,173	0.0
22,884	(1)	Xencor, Inc.	747,391	0.1
2,572	(1),(2)	XOMA Corp.	63,657	0.0
13,702	(1)	Y-mAbs Therapeutics, Inc.	391,055	0.0
13,794	(1)	Zentalis Pharmaceuticals, Inc.	919,232	0.1
87,631	(1)	ZIOPHARM Oncology, Inc.	159,488	0.0
23,306	(1)	Zogenix, Inc.	354,018	0.0
7,649	(1),(2)	Zynex, Inc.	87,122	0.0
			230,706,238	19.8

		Industrials: 14.2%
16,672		AAON, Inc.	1,089,348	0.1
13,690	(1)	AAR Corp.	443,967	0.0
26,506		ABM Industries, Inc.	1,193,035	0.1
20,966	(1)	Acacia Research Corp.	142,359	0.0
37,275		ACCO Brands Corp.	320,192	0.0
29,110		Aerojet Rocketdyne Holdings, Inc.	1,267,741	0.1
8,795	(1)	Aerovironment, Inc.	759,184	0.1
26,202	(1)	AgEagle Aerial Systems, Inc.	78,868	0.0
23,436	(1)	Air Transport Services Group, Inc.	604,883	0.1
4,028		Alamo Group, Inc.	562,027	0.1
12,152		Albany International Corp.	934,124	0.1
5,685	(1)	Allegiant Travel Co.	1,111,304	0.1
4,852		Allied Motion Technologies, Inc.	151,771	0.0
7,169	(1)	Alta Equipment Group, Inc.	98,430	0.0
25,438		Altra Industrial Motion Corp.	1,407,993	0.1
12,157	(1)	Ameresco, Inc.	710,334	0.1
10,907	(1)	American Superconductor Corp.	159,024	0.0
6,688	(1)	American Woodmark Corp.	437,195	0.0
72,096	(1)	API Group Corp.	1,467,154	0.1
10,243		Apogee Enterprises, Inc.	386,776	0.0
15,159		Applied Industrial Technologies, Inc.	1,366,281	0.1
9,890		ArcBest Corp.	808,705	0.1
19,246		Arcosa, Inc.	965,572	0.1
6,200		Argan, Inc.	270,754	0.0
49,668	(1)	Array Technologies, Inc.	919,851	0.1
20,119	(1)	ASGN, Inc.	2,276,264	0.2
9,337		Astec Industries, Inc.	502,424	0.1
9,570	(1)	Astronics Corp.	134,554	0.0
18,034	(1)	Atkore, Inc.	1,567,515	0.1
10,828	(1)	Atlas Air Worldwide Holdings, Inc.	884,431	0.1
19,036	(1)	Avis Budget Group, Inc.	2,217,884	0.2
10,684		AZZ, Inc.	568,389	0.1
21,874	(1)	Babcock & Wilcox Enterprises, Inc.	140,212	0.0
18,150		Barnes Group, Inc.	757,400	0.1
3,186		Barrett Business Services, Inc.	242,964	0.0
21,679	(1)	Beacon Roofing Supply, Inc.	1,035,389	0.1
3,435	(1),(2)	Beam Global	94,016	0.0
14,364	(1),(2)	Blink Charging Co.	410,954	0.0
54,710	(1),(2)	Bloom Energy Corp.	1,024,171	0.1
6,346	(1)	Blue Bird Corp.	132,378	0.0
3,604	(1)	BlueLinx Holdings, Inc.	176,164	0.0
15,410		Boise Cascade Co.	831,832	0.1
18,470		Brady Corp.	936,429	0.1
17,648	(1)	BrightView Holdings, Inc.	260,484	0.0
18,923	(2)	Brink's Co.	1,197,826	0.1
6,728	(1)	Byrna Technologies, Inc.	147,074	0.0
9,577		Caesarstone Ltd.	118,946	0.0
6,545		CAI International, Inc.	365,931	0.0
19,503	(1)	Casella Waste Systems, Inc.	1,481,058	0.1
20,749	(1)	CBIZ, Inc.	671,023	0.1
14,553	(1)	Ceco Environmental Corp.	102,453	0.0
14,197	(1)	Chart Industries, Inc.	2,713,189	0.2
6,626	(1)	Cimpress PLC	575,336	0.1
7,461	(1)	CIRCOR International, Inc.	246,288	0.0
9,986		Columbus McKinnon Corp.	482,823	0.0
14,134		Comfort Systems USA, Inc.	1,008,037	0.1
11,851	(1)	Commercial Vehicle Group, Inc.	112,110	0.0
11,490	(1)	Concrete Pumping Holdings, Inc.	98,125	0.0
11,607	(1)	Construction Partners, Inc.	387,326	0.0
48,429	(1)	CoreCivic, Inc.	431,018	0.0
21,301	(1)	Cornerstone Building Brands, Inc.	311,208	0.0
21,165		Costamare, Inc.	327,846	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

46,398		Covanta Holding Corp.	933,528	0.1
5,166	(1)	Covenant Logistics Group, Inc.	142,840	0.0
3,142		CRA International, Inc.	312,126	0.0
5,636		CSW Industrials, Inc.	719,717	0.1
16,093	(1),(2)	Custom Truck One Source, Inc.	150,148	0.0
16,565	(1)	Daseke, Inc.	152,564	0.0
16,454		Deluxe Corp.	590,534	0.1
56,222	(1),(2)	Desktop Metal, Inc.	403,112	0.0
9,515		Douglas Dynamics, Inc.	345,395	0.0
4,690	(1)	Ducommun, Inc.	236,142	0.0
7,555	(1)	DXP Enterprises, Inc.	223,401	0.0
11,759	(1)	Dycom Industries, Inc.	837,711	0.1
3,544	(1)	Eagle Bulk Shipping, Inc.	178,688	0.0
10,498	(1)	Echo Global Logistics, Inc.	500,860	0.1
20,738		EMCOR Group, Inc.	2,392,750	0.2
8,078		Encore Wire Corp.	766,037	0.1
17,297	(1)	Energy Recovery, Inc.	329,162	0.0
24,310		Enerpac Tool Group Corp.	503,946	0.1
16,855		EnerSys	1,254,686	0.1
11,329		Ennis, Inc.	213,552	0.0
8,045		EnPro Industries, Inc.	700,880	0.1
17,089	(1),(2)	Eos Energy Enterprises, Inc.	239,759	0.0
9,992		ESCO Technologies, Inc.	769,384	0.1
2,106	(1)	EVI Industries, Inc.	57,283	0.0
44,844	(1)	Evoqua Water Technologies Corp.	1,684,341	0.2
6,685	(1)	ExOne Co.	156,295	0.0
20,184		Exponent, Inc.	2,283,820	0.2
23,742		Federal Signal Corp.	916,916	0.1
9,962	(1)	First Advantage Corp.	189,776	0.0
55,632	(1),(2)	Fluor Corp.	888,443	0.1
4,965	(1)	Forrester Research, Inc.	244,576	0.0
10,980		Forward Air Corp.	911,560	0.1
5,343	(1)	Franklin Covey Co.	217,941	0.0
18,034		Franklin Electric Co., Inc.	1,440,015	0.1
13,343	(1)	Frontier Group Holdings, Inc.	210,686	0.0
6,878	(1)	FTC Solar, Inc.	53,580	0.0
125,990	(1),(2)	FuelCell Energy, Inc.	842,873	0.1
13,758	(2)	GATX Corp.	1,232,166	0.1
12,995		Genco Shipping & Trading Ltd.	261,589	0.0
12,997	(1)	Gibraltar Industries, Inc.	905,241	0.1
5,695		Global Industrial Co.	215,784	0.0
16,929	(1)	GMS, Inc.	741,490	0.1
8,029		Gorman-Rupp Co.	287,519	0.0
73,237		GrafTech International Ltd.	755,806	0.1
18,571		Granite Construction, Inc.	734,483	0.1
27,402	(1)	Great Lakes Dredge & Dock Corp.	413,496	0.0
12,635	(2)	Greenbrier Cos., Inc.	543,179	0.1
19,037		Griffon Corp.	468,310	0.0
13,105		H&E Equipment Services, Inc.	454,875	0.0
31,017	(1)	Harsco Corp.	525,738	0.1
19,776	(1)	Hawaiian Holdings, Inc.	428,348	0.0
29,344		Healthcare Services Group, Inc.	733,307	0.1
20,420		Heartland Express, Inc.	327,128	0.0
7,973		Heidrick & Struggles International, Inc.	355,835	0.0
12,977		Helios Technologies, Inc.	1,065,541	0.1
9,808	(1)	Herc Holdings, Inc.	1,603,216	0.1
6,986	(1)	Heritage-Crystal Clean, Inc.	202,454	0.0
29,238		Herman Miller, Inc.	1,101,103	0.1
28,528		Hillenbrand, Inc.	1,216,719	0.1
17,232		HNI Corp.	632,759	0.1
13,237	(1)	HUB Group, Inc.	910,044	0.1
9,082	(1)	Huron Consulting Group, Inc.	472,264	0.0
15,011	(1)	Hydrofarm Holdings Group, Inc.	568,166	0.1
45,712	(1),(2)	Hyliion Holdings Corp.	383,981	0.0
6,907	(1)	HyreCar, Inc.	58,710	0.0
4,106		Hyster-Yale Materials Handling, Inc. - A shares	206,368	0.0
7,580		ICF International, Inc.	676,818	0.1
160,269	(1),(2)	Ideanomics, Inc.	315,730	0.0
3,473	(1)	IES Holdings, Inc.	158,681	0.0
9,338	(1),(2)	Infrastructure and Energy Alternatives, Inc.	106,733	0.0
20,191	(1)	INNOVATE Corp.	82,783	0.0
14,204		Insperity, Inc.	1,572,951	0.1
7,709		Insteel Industries, Inc.	293,327	0.0
23,983		Interface, Inc.	363,342	0.0
32,178	(1)	JELD-WEN Holding, Inc.	805,415	0.1
12,261		John Bean Technologies Corp.	1,723,284	0.2
4,602		Kadant, Inc.	939,268	0.1
11,327		Kaman Corp.	404,034	0.0
46,503	(1)	KAR Auction Services, Inc.	762,184	0.1
54,295		KBR, Inc.	2,139,223	0.2
14,550		Kelly Services, Inc.	274,704	0.0
32,654		Kennametal, Inc.	1,117,746	0.1
8,289		Kforce, Inc.	494,356	0.1
15,964		Kimball International, Inc.	178,797	0.0
21,444		Korn Ferry	1,551,688	0.1
48,015	(1)	Kratos Defense & Security Solutions, Inc.	1,071,215	0.1
2,133	(1)	Lawson Products	106,671	0.0
4,336		Lindsay Corp.	658,161	0.1
11,451		Luxfer Holdings PLC	224,783	0.0
7,004	(1)	Lydall, Inc.	434,878	0.0
14,042	(1)	Manitowoc Co., Inc./The	300,780	0.0
10,959		Mantech International Corp.	832,007	0.1
24,685		Marten Transport Ltd.	387,308	0.0
9,513	(1)	Masonite International Corp.	1,009,615	0.1
11,038	(1)	Matrix Service Co.	115,457	0.0
16,825		Matson, Inc.	1,357,946	0.1
12,468		Matthews International Corp.	432,515	0.0
27,832		Maxar Technologies, Inc.	788,202	0.1
9,475		Mcgrath Rentcorp	681,726	0.1
26,982	(1)	Meritor, Inc.	574,986	0.1
13,050	(1)	Mesa Air Group, Inc.	99,963	0.0
5,297		Miller Industries, Inc.	180,310	0.0
7,872	(1)	Mistras Group, Inc.	79,980	0.0
9,129	(1)	Montrose Environmental Group, Inc.	563,624	0.1
11,826		Moog, Inc.	901,496	0.1
32,515	(1)	MRC Global, Inc.	238,660	0.0
21,704		Mueller Industries, Inc.	892,034	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

61,399		Mueller Water Products, Inc.	934,493	0.1
6,881	(1)	MYR Group, Inc.	684,660	0.1
2,215		National Presto Industries, Inc.	181,807	0.0
87,947	(1),(2)	Nikola Corp.	938,394	0.1
17,990	(1)	NN, Inc.	94,448	0.0
4,386	(1)	Northwest Pipe Co.	103,948	0.0
44,296	(1)	NOW, Inc.	338,864	0.0
4,938	(1)	NV5 Global, Inc.	486,739	0.1
1,244	(2)	Omega Flex, Inc.	177,506	0.0
25,236	(1)	PAE, Inc.	150,911	0.0
8,519		Park Aerospace Corp.	116,540	0.0
3,893		Park-Ohio Holdings Corp.	99,349	0.0
9,511	(1)	Parsons Corp.	321,091	0.0
24,407	(1)	PGT Innovations, Inc.	466,174	0.0
68,177		Pitney Bowes, Inc.	491,556	0.1
1,416		Preformed Line Products Co.	92,097	0.0
20,392		Primoris Services Corp.	499,400	0.1
10,738	(1)	Proto Labs, Inc.	715,151	0.1
14,360		Quanex Building Products Corp.	307,448	0.0
16,585	(1)	Radiant Logistics, Inc.	105,978	0.0
13,931	(1)	Raven Industries, Inc.	802,565	0.1
10,838	(1)	RBC Bearings, Inc.	2,299,824	0.2
56,429	(1)	Resideo Technologies, Inc.	1,398,875	0.1
13,579		Resources Connection, Inc.	214,277	0.0
11,086		REV Group, Inc.	190,236	0.0
46,606		Rexnord Corp.	2,996,300	0.3
49,361	(1),(2)	Romeo Power, Inc.	244,337	0.0
27,954	(1)	RR Donnelley & Sons Co.	143,684	0.0
18,895		Rush Enterprises, Inc. - Class A	853,298	0.1
24,749	(1)	Safe Bulkers, Inc.	127,952	0.0
10,276	(1)	Saia, Inc.	2,445,996	0.2
13,964		Shyft Group, Inc./The	530,772	0.1
17,015		Simpson Manufacturing Co., Inc.	1,820,095	0.2
19,793	(1)	Skywest, Inc.	976,587	0.1
9,448	(1)	SP Plus Corp.	289,770	0.0
38,477	(1)	Spirit Airlines, Inc.	998,093	0.1
16,937	(1)	SPX Corp.	905,283	0.1
16,289		SPX FLOW, Inc.	1,190,726	0.1
4,900		Standex International Corp.	484,659	0.1
34,676		Steelcase, Inc.	439,692	0.0
19,073	(1),(2)	Stem, Inc.	455,654	0.0
11,317	(1)	Sterling Construction Co., Inc.	256,556	0.0
6,919	(1)	Sun Country Airlines Holdings, Inc.	232,063	0.0
12,521	(1)	Team, Inc.	37,688	0.0
7,491		Tennant Co.	553,959	0.1
27,053		Terex Corp.	1,138,931	0.1
20,774		Tetra Tech, Inc.	3,102,389	0.3
18,953	(1)	Textainer Group Holdings Ltd.	661,649	0.1
13,579	(1)	Thermon Group Holdings, Inc.	235,052	0.0
21,359	(1)	Titan International, Inc.	152,930	0.0
8,128	(1)	Titan Machinery, Inc.	210,596	0.0
14,264	(1),(2)	TPI Composites, Inc.	481,410	0.0
3,107	(1)	Transcat, Inc.	200,339	0.0
15,770	(1)	TriNet Group, Inc.	1,491,527	0.1
30,802	(2)	Trinity Industries, Inc.	836,890	0.1
25,547		Triton International Ltd.	1,329,466	0.1
22,645	(1)	Triumph Group, Inc.	421,876	0.0
14,458	(1)	TrueBlue, Inc.	391,523	0.0
16,745	(1)	Tutor Perini Corp.	217,350	0.0
23,476		UFP Industries, Inc.	1,595,898	0.1
6,004		Unifirst Corp.	1,276,570	0.1
45,956	(1)	Upwork, Inc.	2,069,399	0.2
12,596	(1)	US Ecology, Inc.	407,481	0.0
10,172	(1)	US Xpress Enterprises, Inc.	87,784	0.0
4,964	(1)	Vectrus, Inc.	249,590	0.0
5,707	(1)	Veritiv Corp.	511,119	0.1
8,366	(1)	Viad Corp.	379,900	0.0
8,044	(1)	Vicor Corp.	1,079,183	0.1
38,497	(1),(2)	View, Inc.	208,654	0.0
4,266		VSE Corp.	205,493	0.0
19,789	(2)	Wabash National Corp.	299,408	0.0
10,607		Watts Water Technologies, Inc.	1,782,931	0.2
50,562	(1)	Welbilt, Inc.	1,175,061	0.1
24,413		Werner Enterprises, Inc.	1,080,764	0.1
17,118	(1)	Wesco International, Inc.	1,974,048	0.2
4,321	(1)	Willdan Group, Inc.	153,784	0.0
75,699	(1)	WillScot Mobile Mini Holdings Corp.	2,401,172	0.2
19,425	(1)	Yellow Corp.	109,751	0.0
			165,437,783	14.2

		Information Technology: 13.7%
47,545	(1)	3D Systems Corp.	1,310,816	0.1
43,208	(1)	8x8, Inc.	1,010,635	0.1
4,714	(1)	908 Devices, Inc.	153,299	0.0
25,673	(1)	A10 Networks, Inc.	346,072	0.0
46,577	(1)	ACI Worldwide, Inc.	1,431,311	0.1
19,554		Adtran, Inc.	366,833	0.0
15,063		Advanced Energy Industries, Inc.	1,321,778	0.1
29,272	(1),(2)	Aeva Technologies, Inc.	232,420	0.0
8,092	(1)	Agilysys, Inc.	423,697	0.0
17,102	(1),(2)	Akoustis Technologies, Inc.	165,889	0.0
18,771	(1)	Alarm.com Holdings, Inc.	1,467,704	0.1
3,050	(1)	Alkami Technology, Inc.	75,274	0.0
8,619	(1)	Alpha & Omega Co.	270,378	0.0
17,982	(1),(2)	Altair Engineering, Inc.	1,239,679	0.1
13,592	(1)	Ambarella, Inc.	2,116,818	0.2
12,981		American Software, Inc.	308,299	0.0
39,561		Amkor Technology, Inc.	987,047	0.1
7,346	(1)	Appfolio, Inc.	884,458	0.1
15,434	(1),(2)	Appian Corp.	1,427,799	0.1
33,251	(1)	Arlo Technologies, Inc.	213,139	0.0
28,814	(1)	Asana, Inc.	2,992,046	0.3
7,961	(1),(2)	Atomera, Inc.	183,819	0.0
32,398	(1)	Avaya Holdings Corp.	641,156	0.1
3,659	(1)	Aviat Networks, Inc.	120,235	0.0
14,516	(1)	Avid Technology, Inc.	419,803	0.0
13,310	(1)	Axcelis Technologies, Inc.	625,969	0.1
16,846	(1)	AXT, Inc.	140,327	0.0
11,570		Badger Meter, Inc.	1,170,190	0.1
17,532		Belden, Inc.	1,021,414	0.1
14,770		Benchmark Electronics, Inc.	394,507	0.0
11,330	(1)	Benefitfocus, Inc.	125,763	0.0
18,739	(1),(2)	BigCommerce Holdings, Inc.	948,943	0.1
19,331	(1),(2)	Blackbaud, Inc.	1,359,936	0.1
20,969	(1),(2)	Blackline, Inc.	2,475,600	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

17,950	(1)	Bottomline Technologies de, Inc.	705,076	0.1
56,097	(1)	Box, Inc.	1,327,816	0.1
16,317	(1)	Brightcove, Inc.	188,298	0.0
22,133	(1),(2)	BTRS Holdings, Inc.	235,495	0.0
13,945	(1)	CalAmp Corp.	138,753	0.0
21,582	(1)	Calix, Inc.	1,066,798	0.1
3,908	(1)	Cambium Networks Corp.	141,430	0.0
23,687	(1)	Cantaloupe, Inc.	255,346	0.0
13,195	(1)	Casa Systems, Inc.	89,462	0.0
6,224		Cass Information Systems, Inc.	260,474	0.0
14,854	(1),(2)	Cerence, Inc.	1,427,618	0.1
9,121	(1)	Ceva, Inc.	389,193	0.0
12,091	(1)	ChannelAdvisor Corp.	305,056	0.0
12,946	(1),(2)	Cleanspark, Inc.	150,044	0.0
4,724	(1)	Clearfield, Inc.	208,565	0.0
90,204	(1)	Cloudera, Inc.	1,440,558	0.1
11,451		CMC Materials, Inc.	1,411,107	0.1
18,672	(1)	Cohu, Inc.	596,384	0.1
17,244	(1)	Commvault Systems, Inc.	1,298,646	0.1
10,093		Comtech Telecommunications Corp.	258,482	0.0
67,647	(1)	Conduent, Inc.	445,794	0.1
25,143	(1)	Cornerstone OnDemand, Inc.	1,439,688	0.1
10,942	(1),(2)	Corsair Gaming, Inc.	283,726	0.0
3,564	(1)	Couchbase, Inc.	110,876	0.0
4,808	(1)	CS Disco, Inc.	230,495	0.0
13,129		CSG Systems International, Inc.	632,818	0.1
13,361		CTS Corp.	412,988	0.0
28,777	(1)	Diebold Nixdorf, Inc.	290,935	0.0
12,912	(1)	Digi International, Inc.	271,410	0.0
5,111	(1),(2)	Digimarc Corp.	176,023	0.0
34,776	(1)	Digital Turbine, Inc.	2,390,850	0.2
19,029	(1),(2)	DigitalOcean Holdings, Inc.	1,477,221	0.1
17,063	(1)	Diodes, Inc.	1,545,737	0.1
11,020	(1)	Domo, Inc.	930,529	0.1
9,443	(1)	DSP Group, Inc.	206,896	0.0
6,264	(1)	DZS, Inc.	76,797	0.0
59,722	(1),(2)	E2open Parent Holdings, Inc.	674,859	0.1
17,473	(1)	Eastman Kodak Co.	118,991	0.0
10,608	(2)	Ebix, Inc.	285,673	0.0
9,059	(1)	eGain Corp.	92,402	0.0
14,250	(1)	Emcore Corp.	106,590	0.0
21,593	(1)	Envestnet, Inc.	1,732,622	0.2
5,408	(1)	ePlus, Inc.	554,915	0.1
24,169		EVERTEC, Inc.	1,105,007	0.1
19,315	(1)	Evo Payments, Inc.	457,379	0.1
13,074	(1)	ExlService Holdings, Inc.	1,609,671	0.2
49,633	(1)	Extreme Networks, Inc.	488,885	0.1
14,520	(1)	Fabrinet	1,488,445	0.1
7,580	(1)	Faro Technologies, Inc.	498,840	0.1
4,174	(1),(2)	Flywire Corp.	182,988	0.0
30,294	(1)	Formfactor, Inc.	1,130,875	0.1
6,961	(1),(2)	GreenBox POS	57,707	0.0
27,715	(1)	GreenSky, Inc.	309,854	0.0
15,994	(1)	Grid Dynamics Holdings, Inc.	467,345	0.1
15,051	(1)	GTY Technology Holdings, Inc.	113,183	0.0
10,759		Hackett Group, Inc.	211,092	0.0
37,504	(1)	Harmonic, Inc.	328,160	0.0
8,369	(1)	I3 Verticals, Inc.	202,613	0.0
11,085	(1)	Ichor Holdings Ltd.	455,483	0.1
8,078	(1),(2)	Identiv, Inc.	152,189	0.0
40,660	(1)	II-VI, Inc.	2,413,578	0.2
7,365	(1),(2)	Impinj, Inc.	420,762	0.0
69,544	(1)	Infinera Corp.	578,606	0.1
32,186	(1),(2)	Inseego Corp.	214,359	0.0
13,206	(1)	Insight Enterprises, Inc.	1,189,596	0.1
3,310	(1)	Intapp, Inc.	85,266	0.0
3,278	(1),(2)	Intelligent Systems Corp.	133,120	0.0
12,390		InterDigital, Inc.	840,290	0.1
12,990	(1)	International Money Express, Inc.	216,933	0.0
17,130	(1)	Iteris, Inc.	90,446	0.0
17,874	(1)	Itron, Inc.	1,351,811	0.1
20,668	(1),(2)	JFrog Ltd.	692,378	0.1
9,909	(1)	Kimball Electronics, Inc.	255,355	0.0
34,603	(1)	Knowles Corp.	648,460	0.1
30,301	(1),(2)	Kopin Corp.	155,444	0.0
23,729		Kulicke & Soffa Industries, Inc.	1,382,926	0.1
52,606	(1)	Lattice Semiconductor Corp.	3,400,978	0.3
52,365	(1)	Limelight Networks, Inc.	124,629	0.0
25,647	(1)	LivePerson, Inc.	1,511,891	0.1
25,781	(1)	LiveRamp Holdings, Inc.	1,217,637	0.1
12,853	(1)	Luna Innovations, Inc.	122,103	0.0
19,165	(1)	MACOM Technology Solutions Holdings, Inc.	1,243,234	0.1
37,421	(1),(2)	Marathon Digital Holdings, Inc.	1,181,755	0.1
23,824		MAXIMUS, Inc.	1,982,157	0.2
27,918	(1)	MaxLinear, Inc.	1,374,961	0.1
87,470	(1),(2)	Meta Materials, Inc.	505,577	0.1
15,203		Methode Electronics, Inc.	639,286	0.1
3,061	(1),(2)	MicroStrategy, Inc.	1,770,482	0.2
64,162	(1),(2)	Microvision, Inc.	708,990	0.1
24,126	(1)	Mimecast Ltd.	1,534,414	0.1
18,032	(1)	Mitek Systems, Inc.	333,592	0.0
14,437	(1),(2)	Model N, Inc.	483,639	0.1
51,332	(1)	Momentive Global, Inc.	1,006,107	0.1
34,941	(1)	MoneyGram International, Inc.	280,227	0.0
5,931	(1)	Napco Security Technologies, Inc.	255,507	0.0
20,274	(1)	NeoPhotonics Corp.	176,587	0.0
12,409	(1)	Netgear, Inc.	395,971	0.0
27,863	(1)	Netscout Systems, Inc.	750,908	0.1
16,412	(1)	nLight, Inc.	462,654	0.1
13,856	(1)	Novanta, Inc.	2,140,752	0.2
1,977		NVE Corp.	126,469	0.0
10,373	(1)	ON24, Inc.	206,838	0.0
14,013	(1)	OneSpan, Inc.	263,164	0.0
19,075	(1)	Onto Innovation, Inc.	1,378,169	0.1
7,046	(1)	OSI Systems, Inc.	667,961	0.1
11,145	(1)	Ouster, Inc.	81,581	0.0
31,727	(1)	PagerDuty, Inc.	1,314,132	0.1
9,436	(1),(2)	PAR Technology Corp.	580,408	0.1
32,755	(1)	Paya Holdings, Inc.	356,047	0.0
4,900		PC Connection, Inc.	215,747	0.0
12,591	(1)	PDF Solutions, Inc.	290,097	0.0
12,753	(1)	Perficient, Inc.	1,475,522	0.1
25,659	(1)	Photronics, Inc.	349,732	0.0
16,796	(1)	Ping Identity Holding Corp.	412,678	0.0
15,724	(1)	Plantronics, Inc.	404,264	0.0
11,287	(1)	Plexus Corp.	1,009,171	0.1
23,380		Power Integrations, Inc.	2,314,386	0.2
17,916		Progress Software Corp.	881,288	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

16,292	(1)	PROS Holdings, Inc.	578,040	0.1
20,833	(1)	Q2 Holdings, Inc.	1,669,557	0.2
4,979		QAD, Inc.	435,115	0.0
13,490	(1)	Qualys, Inc.	1,501,302	0.1
21,520	(1)	Quantum Corp.	111,474	0.0
21,757	(1)	Rackspace Technology, Inc.	309,385	0.0
43,339	(1)	Rambus, Inc.	962,126	0.1
21,359	(1)	Rapid7, Inc.	2,413,994	0.2
12,138	(1),(2)	Rekor Systems, Inc.	139,466	0.0
30,254	(1),(2)	Repay Holdings Corp.	696,750	0.1
27,395	(1)	Ribbon Communications, Inc.	163,822	0.0
17,452	(1)	Rimini Street, Inc.	168,412	0.0
32,627	(1),(2)	Riot Blockchain, Inc.	838,514	0.1
7,327	(1)	Rogers Corp.	1,366,339	0.1
36,110	(1)	SailPoint Technologies Holding, Inc.	1,548,397	0.1
24,829	(1)	Sanmina Corp.	956,910	0.1
11,802		Sapiens International Corp. NV	339,662	0.0
9,949	(1)	Scansource, Inc.	346,126	0.0
25,074	(1)	Semtech Corp.	1,955,020	0.2
3,446	(1)	ShotSpotter, Inc.	125,331	0.0
17,026	(1)	Silicon Laboratories, Inc.	2,386,364	0.2
5,041	(1)	SiTime Corp.	1,029,221	0.1
2,876	(1),(2)	SkyWater Technology, Inc.	78,227	0.0
6,311	(1)	SMART Global Holdings, Inc.	280,839	0.0
18,046	(1)	Smith Micro Software, Inc.	87,343	0.0
17,418	(1)	Sprout Social, Inc.	2,124,125	0.2
14,270	(1)	SPS Commerce, Inc.	2,301,894	0.2
32,997	(1)	Sumo Logic, Inc.	531,912	0.1
31,363	(1),(2)	SunPower Corp.	711,313	0.1
17,444	(1)	Super Micro Computer, Inc.	637,927	0.1
13,693	(1)	Synaptics, Inc.	2,461,043	0.2
15,170	(1)	Telos Corp.	431,131	0.0
35,408	(1)	Tenable Holdings, Inc.	1,633,725	0.2
7,469		TTEC Holdings, Inc.	698,576	0.1
38,030	(1)	TTM Technologies, Inc.	478,037	0.1
3,943	(1),(2)	Tucows, Inc.	311,300	0.0
5,723	(1)	Turtle Beach Corp.	159,214	0.0
16,776	(1)	Ultra Clean Holdings, Inc.	714,658	0.1
25,572	(1)	Unisys Corp.	642,880	0.1
11,385	(1)	Upland Software, Inc.	380,714	0.0
41,528	(1)	Varonis Systems, Inc.	2,526,979	0.2
20,778	(1),(2)	Veeco Instruments, Inc.	461,479	0.1
30,057	(1),(2)	Velodyne Lidar, Inc.	177,937	0.0
25,371	(1)	Verint Systems, Inc.	1,136,367	0.1
11,234	(1),(2)	Veritone, Inc.	268,380	0.0
54,057	(1)	Verra Mobility Corp.	814,639	0.1
4,351	(1)	Viant Technology, Inc.	53,169	0.0
90,037	(1)	Viavi Solutions, Inc.	1,417,182	0.1
26,586	(1),(2)	VirnetX Holding Corp.	104,217	0.0
51,445		Vishay Intertechnology, Inc.	1,033,530	0.1
5,680	(1)	Vishay Precision Group, Inc.	197,494	0.0
95,481	(1)	Vonage Holdings Corp.	1,539,154	0.1
16,387	(1)	Workiva, Inc.	2,309,911	0.2
43,147		Xperi Holding Corp.	812,889	0.1
44,850	(1)	Yext, Inc.	539,545	0.1
22,167	(1)	Zix Corp.	156,721	0.0
43,513	(1)	Zuora, Inc.	721,446	0.1
			159,594,451	13.7

		Materials: 3.7%
11,068	(1)	AdvanSix, Inc.	439,953	0.0
49,909	(1)	Allegheny Technologies, Inc.	829,987	0.1
12,602		American Vanguard Corp.	189,660	0.0
67,128	(1)	Amyris, Inc.	921,667	0.1
43,093	(1)	Arconic Corp.	1,359,153	0.1
35,708		Avient Corp.	1,655,066	0.2
12,621		Balchem Corp.	1,830,928	0.2
20,160		Cabot Corp.	1,010,419	0.1
18,457		Carpenter Technology Corp.	604,282	0.1
20,606	(1)	Century Aluminum Co.	277,151	0.0
3,242		Chase Corp.	331,170	0.0
7,006	(1)	Clearwater Paper Corp.	268,540	0.0
98,473	(1)	Coeur Mining, Inc.	607,578	0.1
46,693		Commercial Metals Co.	1,422,269	0.1
13,236		Compass Minerals International, Inc.	852,398	0.1
47,145	(1)	Constellium SE	885,383	0.1
26,230	(1),(2)	Danimer Scientific, Inc.	428,598	0.0
19,180	(1)	Domtar Corp.	1,046,077	0.1
18,498		Ecovyst, Inc.	215,687	0.0
32,251	(1)	Ferro Corp.	655,985	0.1
30,512	(1),(3),(4)	Ferroglobe PLC	–	–
10,483	(1)	Forterra, Inc.	246,980	0.0
11,481		FutureFuel Corp.	81,860	0.0
18,262	(1),(2)	Gatos Silver, Inc.	212,387	0.0
20,786	(1)	GCP Applied Technologies, Inc.	455,629	0.0
18,067		Glatfelter Corp.	254,745	0.0
12,243		Greif, Inc. - Class A	790,898	0.1
7,986		Hawkins, Inc.	278,552	0.0
5,406		Haynes International, Inc.	201,374	0.0
20,249		HB Fuller Co.	1,307,275	0.1
208,389	(2)	Hecla Mining Co.	1,146,140	0.1
15,748	(1)	Ingevity Corp.	1,123,935	0.1
9,657		Innospec, Inc.	813,313	0.1
4,072	(1)	Intrepid Potash, Inc.	125,825	0.0
6,295		Kaiser Aluminum Corp.	685,903	0.1
9,056	(1)	Koppers Holdings, Inc.	283,091	0.0
12,385	(1)	Kraton Corp.	565,251	0.1
61,343	(1),(2)	Livent Corp.	1,417,637	0.1
8,057		Materion Corp.	553,032	0.1
13,347		Minerals Technologies, Inc.	932,154	0.1
28,502	(1),(2)	MP Materials Corp.	918,619	0.1
15,592		Myers Industries, Inc.	305,135	0.0
6,948		Neenah, Inc.	323,846	0.0
93,983	(1)	Novagold Resources, Inc.	646,603	0.1
61,982	(1)	O-I Glass, Inc.	884,483	0.1
3,966		Olympic Steel, Inc.	96,612	0.0
24,422	(1)	Orion Engineered Carbons SA	445,213	0.0
17,891		Pactiv Evergreen, Inc.	223,995	0.0
10,306	(1)	Perpetua Resources Corp.	51,324	0.0
12,872	(1),(2)	PureCycle Technologies, Inc.	170,940	0.0
5,359	(2)	Quaker Chemical Corp.	1,273,941	0.1
13,837	(1)	Ranpak Holdings Corp.	371,108	0.0
24,357	(1)	Rayonier Advanced Materials, Inc.	182,678	0.0
6,673		Ryerson Holding Corp.	148,608	0.0
10,196		Schnitzer Steel Industries, Inc.	446,687	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

12,873		Schweitzer-Mauduit International, Inc.	446,178	0.0
16,252		Sensient Technologies Corp.	1,480,232	0.1
8,547		Stepan Co.	965,298	0.1
47,159	(1)	Summit Materials, Inc.	1,507,673	0.1
33,360		SunCoke Energy, Inc.	209,501	0.0
18,401	(1)	TimkenSteel Corp.	240,685	0.0
10,865		Tredegar Corp.	132,336	0.0
17,683	(1)	Trimas Corp.	572,222	0.1
15,266		Trinseo SA	824,059	0.1
45,184		Tronox Holdings PLC	1,113,786	0.1
3,005	(1)	UFP Technologies, Inc.	185,078	0.0
10,926		Verso Corp.	226,715	0.0
20,190		Warrior Met Coal, Inc.	469,821	0.1
13,082		Worthington Industries, Inc.	689,421	0.1
7,168	(1),(2)	Zymergen, Inc.	94,403	0.0
			42,955,132	3.7

		Real Estate: 6.8%
35,179		Acadia Realty Trust	718,003	0.1
27,117		Agree Realty Corp.	1,795,959	0.2
29,117		Alexander & Baldwin, Inc.	682,502	0.1
929		Alexander's, Inc.	242,116	0.0
20,270		American Assets Trust, Inc.	758,503	0.1
47,892		American Finance Trust, Inc.	385,052	0.0
55,779		Apartment Investment and Management Co.	382,086	0.0
77,840		Apple Hospitality REIT, Inc.	1,224,423	0.1
25,170		Armada Hoffler Properties, Inc.	336,523	0.0
6,435	(1)	Ashford Hospitality Trust, Inc.	94,723	0.0
17,381	(1)	Braemar Hotels & Resorts, Inc.	84,298	0.0
59,315		Brandywine Realty Trust	796,007	0.1
54,252		Broadstone Net Lease, Inc.	1,345,992	0.1
39,980		CareTrust REIT, Inc.	812,394	0.1
20,331		CatchMark Timber Trust, Inc.	241,329	0.0
5,674		Centerspace	536,193	0.0
19,369	(1)	Chatham Lodging Trust	237,270	0.0
17,466		City Office REIT, Inc.	311,943	0.0
45,151		Columbia Property Trust, Inc.	858,772	0.1
9,579		Community Healthcare Trust, Inc.	432,875	0.0
17,290	(1)	CorePoint Lodging, Inc.	267,995	0.0
40,234		Corporate Office Properties Trust SBI MD	1,085,513	0.1
2,569	(2)	CTO Realty Growth, Inc.	138,109	0.0
47,934	(1)	Cushman & Wakefield PLC	892,052	0.1
82,388	(1)	DiamondRock Hospitality Co.	778,567	0.1
190,860	(1),(2)	DigitalBridge Group, Inc.	1,150,886	0.1
97,697		Diversified Healthcare Trust	331,193	0.0
34,316		Easterly Government Properties, Inc.	708,969	0.1
15,522		EastGroup Properties, Inc.	2,586,431	0.2
54,273		Empire State Realty Trust, Inc.	544,358	0.0
40,320	(1)	Equity Commonwealth	1,047,514	0.1
44,437		Essential Properties Realty Trust, Inc.	1,240,681	0.1
24,608		eXp World Holdings, Inc.	978,660	0.1
12,162		Farmland Partners, Inc.	145,822	0.0
2,152	(1),(2)	Fathom Holdings, Inc.	57,458	0.0
8,146	(1)	Forestar Group, Inc.	151,760	0.0
30,688		Four Corners Property Trust, Inc.	824,280	0.1
45,272		Franklin Street Properties Corp.	210,062	0.0
3,023	(1)	FRP Holdings, Inc.	169,046	0.0
48,778	(2)	Geo Group, Inc./The	364,372	0.0
14,951		Getty Realty Corp.	438,214	0.0
14,446		Gladstone Commercial Corp.	303,799	0.0
9,935		Gladstone Land Corp.	226,220	0.0
19,049		Global Medical REIT, Inc.	280,020	0.0
37,560		Global Net Lease, Inc.	601,711	0.1
56,858		Healthcare Realty Trust, Inc.	1,693,231	0.1
14,423	(1)	Hersha Hospitality Trust	134,567	0.0
43,241	(2)	Independence Realty Trust, Inc.	879,954	0.1
1,879		Indus Realty Trust, Inc.	131,718	0.0
27,183		Industrial Logistics Properties Trust	690,720	0.1
9,261	(2)	Innovative Industrial Properties, Inc.	2,140,865	0.2
27,747	(2)	iStar, Inc.	695,895	0.1
48,909		Kennedy-Wilson Holdings, Inc.	1,023,176	0.1
34,276		Kite Realty Group Trust	697,859	0.1
108,337		Lexington Realty Trust	1,381,297	0.1
15,993	(2)	LTC Properties, Inc.	506,818	0.0
80,753		Macerich Co.	1,349,383	0.1
35,580	(1)	Mack-Cali Realty Corp.	609,130	0.1
10,031	(1)	Marcus & Millichap, Inc.	407,459	0.0
38,121		Monmouth Real Estate Investment Corp.	710,957	0.1
17,565		National Health Investors, Inc.	939,728	0.1
31,132		National Storage Affiliates Trust	1,643,458	0.1
15,232		NETSTREIT Corp.	360,237	0.0
60,500		Newmark Group, Inc.	865,755	0.1
9,405		NexPoint Residential Trust, Inc.	581,981	0.1
19,894		Office Properties Income Trust	503,915	0.0
7,497		One Liberty Properties, Inc.	228,584	0.0
55,579		Outfront Media, Inc.	1,400,591	0.1
68,596		Paramount Group, Inc.	616,678	0.1
51,602	(2)	Pebblebrook Hotel Trust	1,156,401	0.1
4,763		Phillips Edison & Co., Inc.	146,272	0.0
85,830		Physicians Realty Trust	1,512,325	0.1
50,791		Piedmont Office Realty Trust, Inc.	885,287	0.1
10,869		Plymouth Industrial REIT, Inc.	247,270	0.0
25,985		PotlatchDeltic Corp.	1,340,306	0.1
19,953		Preferred Apartment Communities, Inc.	244,025	0.0
7,996		PS Business Parks, Inc.	1,253,293	0.1
3,869	(1),(2)	Rafael Holdings, Inc.	118,894	0.0
7,711		RE/MAX Holdings, Inc.	240,275	0.0
45,369	(1)	Realogy Holdings Corp.	795,772	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

39,933	(1),(2)	Redfin Corp.	2,000,643	0.2
48,383		Retail Opportunity Investments Corp.	842,832	0.1
84,480		Retail Properties of America, Inc.	1,088,102	0.1
7,459		Retail Value, Inc.	196,395	0.0
65,657		RLJ Lodging Trust	975,663	0.1
6,309		RMR Group, Inc.	211,036	0.0
34,415		RPT Realty	439,135	0.0
20,993	(1)	Ryman Hospitality Properties	1,757,114	0.2
84,897		Sabra Healthcare REIT, Inc.	1,249,684	0.1
7,613		Safehold, Inc.	547,299	0.1
5,247		Saul Centers, Inc.	231,183	0.0
14,568	(1),(2)	Seritage Growth Properties	216,043	0.0
66,037		Service Properties Trust	740,275	0.1
64,468		SITE Centers Corp.	995,386	0.1
13,601	(2)	St. Joe Co.	572,602	0.1
64,418		STAG Industrial, Inc.	2,528,407	0.2
43,141	(1),(2)	Summit Hotel Properties, Inc.	415,448	0.0
86,583	(1)	Sunstone Hotel Investors, Inc.	1,033,801	0.1
39,673	(2)	Tanger Factory Outlet Centers, Inc.	646,670	0.1
27,824		Terreno Realty Corp.	1,759,312	0.2
16,202		UMH Properties, Inc.	371,026	0.0
77,673		Uniti Group, Inc.	960,815	0.1
5,436		Universal Health Realty Income Trust	300,448	0.0
46,607		Urban Edge Properties	853,374	0.1
13,655		Urstadt Biddle Properties, Inc.	258,489	0.0
33,410		Washington Real Estate Investment Trust	826,898	0.1
18,032		Whitestone REIT	176,353	0.0
45,512	(1)	Xenia Hotels & Resorts, Inc.	807,383	0.1
			78,936,547	6.8

		Utilities: 2.4%
20,708		ALLETE, Inc.	1,232,540	0.1
15,037		American States Water Co.	1,285,964	0.1
27,592		Avista Corp.	1,079,399	0.1
24,818		Black Hills Corp.	1,557,578	0.1
20,712		Brookfield Infrastructure Corp.	1,240,234	0.1
8,557	(1),(2)	Cadiz, Inc.	60,241	0.0
20,171		California Water Service Group	1,188,677	0.1
6,977		Chesapeake Utilities Corp.	837,589	0.1
11,228		Clearway Energy, Inc.-Class A	316,630	0.0
34,422		Clearway Energy, Inc.-Class C	1,041,954	0.1
14,773		MGE Energy, Inc.	1,085,815	0.1
7,169		Middlesex Water Co.	736,830	0.1
37,186		New Jersey Resources Corp.	1,294,445	0.1
12,593		Northwest Natural Holding Co.	579,152	0.1
20,526		NorthWestern Corp.	1,176,140	0.1
19,986		ONE Gas, Inc.	1,266,513	0.1
17,820	(2)	Ormat Technologies, Inc.	1,186,990	0.1
17,009		Otter Tail Corp.	951,994	0.1
32,633		PNM Resources, Inc.	1,614,681	0.1
35,969		Portland General Electric Co.	1,690,183	0.2
9,938	(1)	Purecycle Corp.	132,275	0.0
11,025		SJW Group	728,311	0.1
40,478		South Jersey Industries, Inc.	860,562	0.1
23,260		Southwest Gas Holdings, Inc.	1,555,629	0.1
19,431		Spire, Inc.	1,188,789	0.1
34,098	(1)	Sunnova Energy International, Inc.	1,123,188	0.1
6,533		Unitil Corp.	279,482	0.0
5,666		York Water Co.	247,491	0.0
			27,539,276	2.4

	Total Common Stock
	(Cost $667,726,129)		1,142,705,304	98.3

RIGHTS: –%
		Communication Services: –%
46,399	(1),(3),(4)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(1),(3),(4)	GTX, Inc. - CVR	–	–

		Health Care: –%
4,590	(1),(3),(4)	Aduro Biotech, Inc. - CVR	–	–
37,288	(1),(2),(3),(4)	Progenics Pharmaceuticals, Inc. - CVR	–	–
			–	–

	Total Rights
	(Cost $800)		–	–

OTHER(5): –%
		: –%
16,754	(3),(4)	Diamond Resorts / Hilton Grand Vacations Escrow	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $667,726,929)		1,142,705,304	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.0%
		Commercial Paper: 1.7%
1,075,000	(6)	ANZ Bank, 0.120%, 01/25/2022	1,074,693	0.1
975,000	(6)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	974,652	0.1
900,000	(6)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	899,408	0.1
975,000	(6)	DBS Bank Ltd., 0.120%, 02/01/2022	974,496	0.1
925,000	(6)	DNB Bank ASA, 0.140%, 03/16/2022	924,566	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000	(6)	HSBC Bank PLC, 0.140%, 03/03/2022	999,089	0.1
900,000	(6)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	899,788	0.1
1,075,000	(6)	Lloyds Bank PLC, 0.100%, 12/20/2021	1,074,748	0.1
600,000	(6)	Lloyds Bank PLC, 0.150%, 03/14/2022	599,629	0.0
450,000	(6)	Lloyds Bank PLC, 0.150%, 03/29/2022	449,685	0.0
650,000	(6)	LMA-Americas LLC, 0.150%, 03/14/2022	649,568	0.0
1,050,000	(6)	Matchpoint Finance PLC, 0.100%, 12/07/2021	1,049,776	0.1
500,000	(6)	Matchpoint Finance PLC, 0.150%, 03/15/2022	499,665	0.0
875,000	(6)	Mizuho Bank Ltd., 0.150%, 03/16/2022	874,286	0.1
975,000	(6)	National Australia Bank Ltd., 0.120%, 02/18/2022	974,576	0.1
975,000	(6)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	974,697	0.1
975,000	(6)	Old Line Funding LLC, 0.130%, 03/10/2022	974,416	0.1
800,000	(6)	Santander UK PLC, 0.110%, 12/01/2021	799,861	0.1
1,075,000	(6)	Santander UK PLC, 0.130%, 02/01/2022	1,074,544	0.1
975,000	(6)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	974,758	0.1
600,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	599,623	0.0
950,000	(6)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	949,349	0.1

	Total Commercial Paper
	(Cost $19,265,873)		19,265,873	1.7

		Floating Rate Notes: 0.9%
1,275,000	(6)	ANZ Bank, 0.130%, 03/30/2022	1,275,000	0.1
925,000	(6)	Bank of Montreal, 0.120%, 01/05/2022	925,348	0.1
1,000,000	(6)	Bank of Nova Scotia, 0.120%, 12/23/2021	1,000,347	0.1
1,050,000	(6)	Barclays Bank PLC, 0.140%, 03/03/2022	1,049,940	0.1
400,000	(6)	Barclays Bank PLC, 0.160%, 03/22/2022	400,008	0.0
975,000	(6)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	975,074	0.1
625,000	(6)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	624,988	0.1
925,000	(6)	DBS Bank Ltd., 0.140%, 03/16/2022	924,883	0.1
1,050,000	(6)	National Australia Bank Ltd., 0.130%, 03/10/2022	1,050,001	0.1
500,000	(6)	Royal Bank of Canada, 0.120%, 12/14/2021	500,100	0.0
400,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	400,004	0.0
900,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	900,042	0.1

	Total Floating Rate Notes
	(Cost $10,025,735)		10,025,735	0.9

		Repurchase Agreements: 4.7%
12,713,782	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $12,713,799, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $12,968,058, due 11/01/21-07/20/71)	12,713,782	1.1
4,679,883	(6)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $4,679,889, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,773,481, due 11/15/21-01/20/69)	4,679,883	0.4
5,418,830	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $5,418,842, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,527,246, due 10/12/21-08/15/51)	5,418,830	0.5
2,671,213	(6)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $2,671,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,724,638, due 06/01/22-11/01/56)	2,671,213	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,343,966	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $4,343,973, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $4,430,853, due 08/01/23-07/20/71)	4,343,966	0.4
2,468,593	(6)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $2,468,598, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $2,517,557, due 08/15/28-08/15/44)	2,468,593	0.2
14,450,201	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $14,450,221, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $14,739,206, due 10/31/21-05/01/58)	14,450,201	1.2
7,749,833	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $7,749,854, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,905,058, due 07/15/23-02/15/48)	7,749,833	0.7

	Total Repurchase Agreements
	(Cost $54,496,301)		54,496,301	4.7

		Certificates of Deposit: 1.2%
725,000	(6)	Bank of Montreal, 0.130%, 02/28/2022	724,969	0.0
850,000	(6)	BNP Paribas, 0.130%, 03/03/2022	850,025	0.1
1,000,000	(6)	Commonwealth Bank of Australia, 0.130%, 02/11/2022	1,000,227	0.1
1,080,000	(6)	Credit Agricole, 0.100%, 12/01/2021	1,080,056	0.1
1,025,000	(6)	Landesbank Baden-Wurttemberg, 0.160%, 02/07/2022	1,025,026	0.1
475,000	(6)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	474,984	0.0
1,075,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	1,075,042	0.1
400,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	399,998	0.0
1,025,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/03/2022	1,024,996	0.1
500,000	(6)	Mizuho Bank Ltd., 0.150%, 03/07/2022	499,994	0.0
950,000	(6)	Mizuho Bank Ltd., 0.150%, 03/14/2022	949,978	0.1
1,075,000	(6)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	1,075,004	0.1
1,075,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	1,075,072	0.1
1,075,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	1,075,023	0.1
925,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/04/2022	924,992	0.1
1,040,000	(6)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	1,040,311	0.1

	Total Certificates of Deposit
	(Cost $14,295,697)		14,295,697	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
17,726,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $17,726,000)	17,726,000	1.5

	Total Short-Term Investments
	(Cost $115,809,606)	115,809,606	10.0

	Total Investments in Securities (Cost $783,536,535)	$1,258,514,910	108.3
	Liabilities in Excess of Other Assets	(95,934,678)	(8.3)
	Net Assets	$1,162,580,232	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$41,813,577	$–	$–	$41,813,577
Consumer Discretionary	131,089,151	–	–	131,089,151
Consumer Staples	36,660,403	–	–	36,660,403
Energy	51,720,157	–	–	51,720,157
Financials	176,252,589	–	–	176,252,589
Health Care	230,706,238	–	–	230,706,238
Industrials	165,437,783	–	–	165,437,783
Information Technology	159,594,451	–	–	159,594,451
Materials	42,955,132	–	–	42,955,132
Real Estate	78,936,547	–	–	78,936,547
Utilities	27,539,276	–	–	27,539,276
Total Common Stock	1,142,705,304	–	–	1,142,705,304
Rights	–	–	–	–
Other	–	–	–	–
Short-Term Investments	17,726,000	98,083,606	–	115,809,606
Total Investments, at fair value	$1,160,431,304	$98,083,606	$–	$1,258,514,910
Liabilities Table
Other Financial Instruments+
Futures	$(293,352)	$–	$–	$(293,352)
Total Liabilities	$(293,352)	$–	$–	$(293,352)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
Diamond Resorts / Hilton Grand Vacations Escrow	7/9/2021	–	–
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	800	–
Media General, Inc. - CVR	1/18/2017	–	–
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	–	–
		$800	$–

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	185	12/17/21	$20,357,400	$(293,352)
			$20,357,400	$(293,352)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $796,531,918.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$519,834,758
Gross Unrealized Depreciation	(58,144,836)
Net Unrealized Appreciation	$461,689,922